UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 05968

John Hancock Municipal Securities Trust (Exact name of registrant as specified in charter)

200 Berkeley Street, Boston, Massachusetts 02116 (Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service) Registrant's telephone number, including area code: 617-543-9634

Date of fiscal year end:	May 31
Date of reporting period:	November 30, 2022

ITEM 1. REPORTS TO STOCKHOLDERS.

The Registrant prepared the following semiannual reports to shareholders for the period ended November 30, 2022:

John Hancock High Yield Municipal Opportunities Fund

John Hancock Municipal Opportunities Fund

John Hancock Short Duration Municipal Opportunities Fund

Semiannual report
John Hancock
High Yield Municipal Bond Fund
Fixed income
November 30, 2022

A message to shareholders
Dear shareholder,
U.S. bonds declined during the six months ended November 30, 2022, as bond yields rose to their highest levels in more than a decade. The catalyst was surging inflation, driven largely by rising food and energy prices. The U.S. Federal Reserve continued its inflation-fighting campaign by raising short-term interest rates four times during the period, boosting the federal funds rate target to its highest level since January 2008.
In this environment, bond yields moved broadly higher, with the 10-year U.S. Treasury bond yield cresting above 4% for the first time since 2008. In terms of sector performance, residential mortgage-backed securities and investment-grade corporate bonds declined the most, while high-yield corporate bonds and asset-backed securities held up the best.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
Global Head of Retail,
Manulife Investment Management
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
High Yield Municipal Bond Fund

2	Your fund at a glance
3	Portfolio summary
5	Your expenses
7	Fund’s investments
19	Financial statements
22	Financial highlights
26	Notes to financial statements
34	Shareholder meeting
35	Evaluation of advisory and subadvisory agreements by the Board of Trustees
42	More information
SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks a high level of current income that is largely exempt from federal income tax, consistent with the preservation of capital.
AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/2022 (%)

The Bloomberg High Yield Municipal Bond Index tracks the performance of municipal bonds rated below investment grade (BBB/Baa) and those that are unrated.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | SEMIANNUAL REPORT

Portfolio summary
PORTFOLIO COMPOSITION AS OF 11/30/2022 (% of net assets)

QUALITY COMPOSITION AS OF 11/30/2022 (% of net assets)

Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-22 and do not reflect subsequent downgrades or upgrades, if any.
SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	3

SECTOR COMPOSITION AS OF 11/30/2022 (% of net assets)

Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
4	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | SEMIANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on June 1, 2022, with the same investment held until November 30, 2022.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2022, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on June 1, 2022, with the same investment held until November 30, 2022. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	5

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 6-1-2022	Ending value on 11-30-2022	Expenses paid during period ended 11-30-2022[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$940.90	$4.23	0.87%
	Hypothetical example	1,000.00	1,020.70	4.41	0.87%
Class C	Actual expenses/actual returns	1,000.00	937.40	7.87	1.62%
	Hypothetical example	1,000.00	1,016.90	8.19	1.62%
Class I	Actual expenses/actual returns	1,000.00	941.70	3.50	0.72%
	Hypothetical example	1,000.00	1,021.50	3.65	0.72%
Class R6	Actual expenses/actual returns	1,000.00	941.90	3.41	0.70%
	Hypothetical example	1,000.00	1,021.60	3.55	0.70%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
6	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 11-30-22 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 97.5%				$144,698,172
(Cost $158,175,019)
Arizona 2.2%				3,274,168
Arizona Industrial Development Authority Jerome Facilities Project, Series B	4.000	07-01-51	920,000	724,548
Arizona Industrial Development Authority Macombs Facility Project, Series A	4.000	07-01-61	500,000	374,996
Industrial Development Authority American Leadership Academy (A)	4.000	06-15-57	1,000,000	688,216
Maricopa County Industrial Development Authority Arizona Autism Charter School Project (A)	4.000	07-01-61	1,000,000	689,589
Maricopa County Industrial Development Authority Commercial Metals Company Project, AMT (A)	4.000	10-15-47	1,000,000	796,819
Arkansas 0.6%				895,503
Arkansas Development Finance Authority Big River Steel Project, AMT (A)	4.750	09-01-49	1,000,000	895,503
California 10.2%				15,100,783
California Community College Financing Authority Napa Valley College Project, Series A (A)	5.750	07-01-60	1,045,000	986,857
California Community Housing Agency Stoneridge Apartments, Series A (A)	4.000	02-01-56	400,000	294,764
California Infrastructure & Economic Development Bank WFCS Portfolio Project, Series A-1 (A)	5.000	01-01-56	250,000	195,628
California Public Finance Authority Enso Village Project, Series A (A)	5.000	11-15-46	100,000	84,576
California Public Finance Authority Enso Village Project, Series A (A)	5.000	11-15-56	700,000	568,155
California School Finance Authority Lighthouse Community Public Schools (A)	6.500	06-01-62	1,000,000	1,017,444
California School Finance Authority Valley International Preparatory High School (A)	5.250	03-01-62	1,000,000	770,420
California Statewide Communities Development Authority Community Facilities District No. 2020-02	5.250	09-01-52	500,000	501,642
City & County of San Francisco Community Facilities District No. 2016-1 Improvement Area #2 - Treasure Island, Series A (A)	4.000	09-01-42	1,000,000	902,242
City of Sacramento Greenbriar Community Facilities District No. 2018-3	4.000	09-01-50	400,000	323,614
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	7

	Rate (%)	Maturity date	Par value^	Value
California (continued)
CSCDA Community Improvement Authority Altana Glendale, Series A-2 (A)	4.000	10-01-56	500,000	$366,061
CSCDA Community Improvement Authority Orange City Portfolio, Series A-2 (A)	3.000	03-01-57	1,000,000	650,965
CSCDA Community Improvement Authority Pasadena Portfolio, Series A-2 (A)	3.000	12-01-56	1,000,000	651,953
CSCDA Community Improvement Authority The Link-Glendale, Series A-2 (A)	4.000	07-01-56	400,000	293,118
Golden State Tobacco Securitization Corp. Series B-2 (B)	5.190	06-01-66	2,000,000	214,414
River Islands Public Financing Authority Community Facilities District No. 2003-1, Series A	5.000	09-01-48	750,000	759,538
River Islands Public Financing Authority Community Facilities District No. 2016-1 (C)(D)	4.500	09-01-47	1,000,000	990,471
San Francisco Bay Area Rapid Transit District Election of 2016, Series D1, GO (E)	4.000	08-01-37	1,885,000	1,930,071
San Francisco Bay Area Rapid Transit District Election of 2016, Series D1, GO (E)	4.250	08-01-52	2,000,000	2,017,225
Southern California Public Power Authority Natural Gas Project, Series A	5.250	11-01-26	1,500,000	1,581,625
Colorado 5.5%				8,141,872
Aerotropolis Regional Transportation Authority Series 2021	4.375	12-01-52	1,000,000	737,720
Colorado Health Facilities Authority Commonspirit Health, Series A-2	4.000	08-01-49	1,000,000	834,148
Fiddlers Business Improvement District Greenwood Village, GO (A)	5.550	12-01-47	1,000,000	999,503
Gold Hill Mesa Metropolitan District No. 2 Series B, GO	7.000	12-15-39	1,000,000	947,238
Longs Peak Metropolitan District GO (A)	5.250	12-01-51	1,000,000	823,877
Pueblo Urban Renewal Authority EVRAZ Project, Series A (A)	4.750	12-01-45	1,000,000	805,811
Rampart Range Metropolitan District District No. 5	4.000	12-01-51	1,500,000	1,008,434
Sterling Ranch Community Authority Board Series A	5.000	12-01-47	1,500,000	1,530,000
Villages at Castle Rock Metropolitan District No. 6 Cobblestone Ranch Project, Series 2, GO (B)	7.990	12-01-37	1,466,667	455,141
Connecticut 1.6%				2,342,357
Steel Point Infrastructure Improvement District Steelpointe Harbor Project (A)	4.000	04-01-51	1,755,000	1,391,880
Town of Hamden Whitney Center Project	5.000	01-01-50	1,175,000	950,477
8	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
District of Columbia 2.3%				$3,401,675
Metropolitan Washington DC Airports Authority Series C (D)	6.500	10-01-41	3,000,000	3,401,675
Florida 7.7%				11,479,394
Celebration Pointe Community Development District No. 1 Alachua County (A)	5.000	05-01-48	500,000	465,323
Charlotte County Industrial Development Authority Town and Country Utilities Project, AMT (A)	4.000	10-01-41	700,000	562,067
Charlotte County Industrial Development Authority Town and Country Utilities Project, AMT (A)	5.000	10-01-49	500,000	463,106
City of Jacksonville Jacksonville University Project, Series B (A)	5.000	06-01-53	750,000	635,484
County of Lake Imagine South Lake Charter School (A)	5.000	01-15-54	625,000	546,830
Escambia County Health Facilities Authority Baptist Health Care Corp., Series A	4.000	08-15-45	1,500,000	1,306,775
Florida Development Finance Corp River City Science Academy	5.000	07-01-57	680,000	632,021
Florida Development Finance Corp. 2017 Foundation for Global Understanding, Inc. Project, Series A (A)	4.000	07-01-51	250,000	189,243
Florida Development Finance Corp. Waste Pro USA, Inc. Project, AMT	3.000	06-01-32	1,000,000	783,948
Florida Higher Educational Facilities Financial Authority Jacksonville University (A)	5.000	06-01-48	750,000	647,440
Hillsborough County Industrial Development Authority Tampa General Hospital Project, Series A	4.000	08-01-50	1,000,000	847,249
Middleton Community Development District A Special Assessment Revenue	6.200	05-01-53	1,000,000	1,009,884
Palm Beach County Health Facilities Authority Jupiter Medical Center Project, Series A	5.000	11-01-52	1,000,000	1,001,856
Palm Beach County Health Facilities Authority Toby and Leon Cooperman Sinai Residences	4.000	06-01-31	1,000,000	896,743
Polk County Industrial Development Authority Mineral Development LLC, AMT (A)	5.875	01-01-33	250,000	249,892
St. Johns County Industrial Development Authority Vicar’s Landing Project, Series A	4.000	12-15-50	605,000	434,080
Village Community Development District CDD No. 12 (A)	4.250	05-01-43	920,000	807,453
Georgia 2.4%				3,541,762
Augusta Development Authority Health System, Inc. Project	5.000	07-01-26	500,000	496,568
Fulton County Residential Care Facilities for the Elderly Authority Lenbrook Square Foundation, Inc.	5.000	07-01-42	1,090,000	1,042,730
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	9

	Rate (%)	Maturity date	Par value^	Value
Georgia (continued)
Main Street Natural Gas, Inc. Series A	5.000	05-15-49	1,000,000	$999,900
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project	5.000	01-01-48	1,000,000	1,002,564
Illinois 6.3%				9,331,192
Chicago Board of Education Series A, GO	7.000	12-01-44	1,000,000	1,061,992
Chicago Board of Education Series D, GO	5.000	12-01-46	500,000	469,243
City of Chicago Series A, GO	5.000	01-01-31	1,000,000	1,017,785
City of Chicago Series A, GO	6.000	01-01-38	1,000,000	1,039,060
Illinois Finance Authority Clark-Lindsey Village, Series A	5.500	06-01-57	1,250,000	1,130,943
Illinois Finance Authority Westminster Village, Series A	5.250	05-01-38	1,000,000	892,805
Metropolitan Pier & Exposition Authority McCormick Place Expansion	4.000	12-15-42	1,500,000	1,347,165
State of Illinois, GO	4.000	06-01-33	750,000	720,860
Upper Illinois River Valley Development Authority Prairie Crossing Charter School Project (A)	5.000	01-01-55	1,000,000	818,294
Village of Lincolnwood District 1860 Development Project, Series A (A)	4.820	01-01-41	1,000,000	833,045
Indiana 1.2%				1,730,668
Indiana Finance Authority BHI Senior Living	5.000	11-15-38	1,000,000	978,469
Indiana Finance Authority Polyflow Industry Project, AMT (A)	7.000	03-01-39	1,000,000	752,199
Iowa 0.6%				886,083
Iowa Finance Authority Northcrest, Inc. Project, Series A	5.000	03-01-48	1,000,000	886,083
Kansas 0.4%				652,028
City of Prairie Village Meadowbrook TIF Project	2.875	04-01-30	745,000	652,028
Kentucky 0.5%				710,079
Kentucky Municipal Power Agency Prairie State Project, Series A	4.000	09-01-45	750,000	710,079
Louisiana 0.9%				1,303,910
Louisiana Public Facilities Authority Lincoln Preparatory School, Series A (A)	6.375	06-01-52	250,000	237,765
St. James Parish NuStar Logistics LP Project (A)	6.100	12-01-40	1,000,000	1,066,145
10	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Maryland 2.4%				$3,599,878
Anne Arundel County Consolidated Special Taxing District Villages at 2 Rivers Project	5.250	07-01-44	1,000,000	1,000,909
County of Prince George’s MD Collington Episcopal Life	5.250	04-01-47	330,000	284,202
Maryland Economic Development Corp. Morgan St. University Project, Series A	6.000	07-01-58	1,000,000	1,065,932
Maryland Economic Development Corp. Port Covington Project	3.250	09-01-30	100,000	89,166
Maryland Economic Development Corp. Port Covington Project	4.000	09-01-50	200,000	157,784
Maryland Health & Higher Educational Facilities Authority Meritus Medical Center	5.000	07-01-45	1,000,000	1,001,885
Massachusetts 1.1%				1,633,597
Massachusetts Development Finance Agency NewBridge on the Charles, Inc. (A)	5.000	10-01-47	750,000	763,140
Massachusetts Development Finance Agency Orchard Cove, Inc.	5.000	10-01-49	895,000	870,457
Michigan 1.4%				2,146,855
Michigan Finance Authority Local Government Loan Program, Series F-1	4.500	10-01-29	500,000	500,587
Michigan Mathematics & Science Initiative Public School Academy	4.000	01-01-41	1,000,000	833,530
Summit Academy North Michigan Public School Academy	4.000	11-01-41	1,000,000	812,738
Minnesota 0.9%				1,301,583
City of Anoka Homestead at Anoka, Inc. Project	5.500	11-01-46	500,000	457,207
Woodbury Housing & Redevelopment Authority St. Therese of Woodbury	5.125	12-01-44	1,000,000	844,376
Missouri 1.1%				1,586,863
Health & Educational Facilities Authority Lutheran Senior Service Project, Series A	5.000	02-01-42	750,000	728,343
Lees Summit Industrial Development Authority John Knox Village, Series A	5.000	08-15-46	1,000,000	858,520
Montana 0.3%				492,398
Montana Facility Finance Authority Montana Children’s Home and Hospital	4.000	07-01-50	600,000	492,398
Nevada 0.3%				495,292
City of Las Vegas Special Improvement District No. 816 Summerlin Village 22	3.125	06-01-46	735,000	495,292
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	11

	Rate (%)	Maturity date	Par value^	Value
New Hampshire 0.4%				$641,570
New Hampshire Business Finance Authority Covanta Project, AMT (A)	4.875	11-01-42	500,000	457,917
New Hampshire Health & Education Facilities Authority Hillside Village, Series A (A)(F)	6.125	07-01-52	834,787	183,653
New Jersey 1.5%				2,265,962
New Jersey Economic Development Authority Port Newark Container Terminal LLC, AMT	5.000	10-01-47	750,000	734,282
New Jersey Economic Development Authority School Facilities Construction	4.000	06-15-49	1,000,000	902,684
New Jersey Health Care Facilities Financing Authority St. Joseph’s Healthcare System	4.000	07-01-48	750,000	628,996
New Mexico 0.3%				409,044
Winrock Town Center Tax Increment Development District No. 1 (A)	4.250	05-01-40	500,000	409,044
New York 6.7%				9,871,925
Build NYC Resource Corp. Seton Education Partners Brilla Project (A)	4.000	11-01-41	250,000	200,191
Build NYC Resource Corp. Seton Education Partners Brilla Project (A)	4.000	11-01-51	750,000	550,106
Build NYC Resource Corp. Shefa School Project, Series A (A)	5.000	06-15-51	250,000	227,099
Erie Tobacco Asset Securitization Corp. Series A (A)(B)	7.945	06-01-60	15,000,000	817,997
Nassau County Tobacco Settlement Corp. Series D (B)	8.084	06-01-60	12,000,000	623,075
New York Counties Tobacco Trust IV Series F (B)	8.211	06-01-60	17,000,000	844,179
New York Liberty Development Corp. World Trade Center, Class 1-3 (A)	5.000	11-15-44	850,000	800,313
New York Liberty Development Corp. World Trade Center, Class 2-3 (A)	5.150	11-15-34	1,000,000	991,176
New York State Dormitory Authority Garnet Health Medical Center (A)	5.000	12-01-45	1,000,000	965,595
New York Transportation Development Corp. American Airlines Inc., John F. Kennedy International Airport, AMT	3.000	08-01-31	200,000	178,523
New York Transportation Development Corp. American Airlines Inc., John F. Kennedy International Airport, AMT	5.250	08-01-31	865,000	884,026
New York Transportation Development Corp. Delta Airlines, Inc., Laguardia Airport, AMT	4.000	01-01-36	1,000,000	930,300
New York Transportation Development Corp. Delta Airlines, Inc., Laguardia Airport, AMT	5.000	01-01-36	1,000,000	1,003,688
12	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
New York (continued)
New York Transportation Development Corp. New York State Thruway Service Areas Project, AMT	4.000	04-30-53	500,000	$405,197
Niagara Area Development Corp. Covanta Project, Series A, AMT (A)	4.750	11-01-42	500,000	450,460
Ohio 5.7%				8,396,092
Buckeye Tobacco Settlement Financing Authority Series A-2, Class 1	4.000	06-01-48	1,500,000	1,304,969
Buckeye Tobacco Settlement Financing Authority Series B-2, Class 2	5.000	06-01-55	1,000,000	916,227
Buckeye Tobacco Settlement Financing Authority Series B-3, Class 2 (B)	6.324	06-01-57	8,000,000	935,154
Northeast Ohio Medical University Series A	4.000	12-01-35	250,000	240,497
Northeast Ohio Medical University Series A	4.000	12-01-45	225,000	198,677
Ohio Air Quality Development Authority Ohio Valley Electric Corp. Project, Series A	3.250	09-01-29	1,750,000	1,607,668
Ohio Air Quality Development Authority Ohio Valley Electric Corp. Project, Series B, AMT	2.500	11-01-42	1,000,000	884,592
Ohio Air Quality Development Authority Pratt Paper LLC Project, AMT (A)	4.250	01-15-38	500,000	464,540
Ohio Air Quality Development Authority Pratt Paper LLC Project, AMT (A)	4.500	01-15-48	500,000	440,367
Ohio Higher Educational Facility Commission Otterbein University 2022 Project	4.000	12-01-46	500,000	438,318
Southeastern Ohio Port Authority Marietta Memorial Hospital	5.000	12-01-35	1,000,000	965,083
Oklahoma 1.0%				1,422,474
Oklahoma Development Finance Authority OU Medicine Project, Series B	5.500	08-15-52	1,000,000	916,308
Tulsa Industrial Authority University of Tulsa	5.000	10-01-31	500,000	506,166
Oregon 0.6%				943,663
Salem Hospital Facility Authority Capital Manor Project	5.000	05-15-48	1,000,000	943,663
Pennsylvania 2.5%				3,737,475
Berks County Industrial Development Authority Tower Health Project	3.750	11-01-42	500,000	284,466
Bucks County Industrial Development Authority Grand View Hospital Project	4.000	07-01-46	350,000	268,536
Chester County Industrial Development Authority Collegium Charter School Project (A)	5.625	10-15-42	650,000	626,252
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	13

	Rate (%)	Maturity date	Par value^	Value
Pennsylvania (continued)
Lancaster County Hospital Authority Brethren Village Project	5.000	07-01-30	500,000	$481,950
Lancaster County Hospital Authority Brethren Village Project	5.125	07-01-37	1,000,000	934,134
Philadelphia Authority for Industrial Development Discovery Charter School, Inc. Project (A)	5.000	04-15-42	625,000	560,198
Philadelphia Authority for Industrial Development Philadelphia Electrical & Technology Charter High School	4.000	06-01-51	800,000	581,939
Puerto Rico 3.9%				5,791,358
Puerto Rico Commonwealth CW Guarantee Bond Claims, GO	0.000	11-01-43	1,456,772	662,831
Puerto Rico Commonwealth Series A, GO (B)	5.426	07-01-24	15,821	14,532
Puerto Rico Commonwealth Series A, GO (B)	5.775	07-01-33	60,892	33,322
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-33	47,316	41,125
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-35	42,531	36,168
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-37	36,503	30,412
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-41	49,630	39,743
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-46	51,615	39,700
Puerto Rico Commonwealth Series A-1, GO	5.375	07-01-25	52,697	53,419
Puerto Rico Commonwealth Series A-1, GO	5.625	07-01-27	52,220	53,421
Puerto Rico Commonwealth Series A-1, GO	5.625	07-01-29	51,373	52,574
Puerto Rico Commonwealth Series A-1, GO	5.750	07-01-31	49,898	51,151
Puerto Rico Electric Power Authority Series A (F)	7.000	07-01-43	1,250,000	943,750
Puerto Rico Electric Power Authority Series TT (F)	5.000	07-01-24	765,000	564,188
Puerto Rico Highway & Transportation Authority Teodoro Moscoso Bridge, Series A (B)	6.682	07-01-26	1,343,000	1,061,529
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1 (B)	5.105	07-01-31	1,000,000	648,199
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1 (B)	5.954	07-01-51	3,450,000	644,847
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-2	4.784	07-01-58	900,000	820,447
14	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
South Carolina 1.0%				$1,548,629
South Carolina Jobs-Economic Development Authority Episcopal Home at Still Hopes	5.000	04-01-48	1,000,000	833,142
South Carolina Jobs-Economic Development Authority Last Step Recycling Project, Series A, AMT (A)	6.500	06-01-51	1,000,000	715,487
Tennessee 2.8%				4,163,905
Metropolitan Government Nashville & Davidson County Industrial Development Board South Nashville Central, Series A (A)	4.000	06-01-51	500,000	387,996
Tennessee Energy Acquisition Corp. Series C	5.000	02-01-25	3,720,000	3,775,909
Texas 8.5%				12,592,099
Board of Managers Joint Guadalupe County City of Seguin Hospital	5.000	12-01-45	1,000,000	970,788
Brazoria County Industrial Development Corp. Aleon Renewable Metals LLC, AMT (A)	10.000	06-01-42	1,000,000	976,574
Brazoria County Industrial Development Corp. Gladieux Metals Recycling, AMT	7.000	03-01-39	1,000,000	923,403
City of Houston Airport System Revenue United Airlines, Inc. Terminal Project, AMT	4.000	07-15-41	1,000,000	837,306
City of Houston Airport System Revenue United Airlines, Inc. Terminal Project, AMT	6.625	07-15-38	1,000,000	1,000,283
City of Houston Airport System Revenue United Airlines, Inc. Terminal Project, Series B-2, AMT	5.000	07-01-27	500,000	506,509
City of Houston Airport System Revenue United Airlines, Inc. Terminal Project, Series C, AMT	5.000	07-15-28	1,100,000	1,112,284
Gulf Coast Industrial Development Authority CITGO Petroleum Corp. Project, AMT	8.000	04-01-28	1,000,000	1,000,828
Love Field Airport Modernization Corp. General Airport Revenue, AMT (D)	4.000	11-01-39	1,000,000	951,171
New Hope Cultural Education Facilities Finance Corp. Legacy Midtown Park Project, Series A	5.500	07-01-54	500,000	393,025
New Hope Cultural Education Facilities Finance Corp. Sanctuary LTC Project, Series A-1	5.500	01-01-57	1,000,000	773,761
New Hope Cultural Education Facilities Finance Corp. Sanctuary LTC Project, Series A-2	6.500	01-01-31	1,000,000	898,027
Port Beaumont Navigation District Jefferson Gulf Coast Energy, AMT (A)	2.875	01-01-41	1,000,000	666,440
San Antonio Education Facilities Corp. Hallmark University Project, Series A	5.000	10-01-51	250,000	202,513
Texas Municipal Gas Acquisition & Supply Corp. Series D	6.250	12-15-26	1,320,000	1,379,187
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	15

	Rate (%)	Maturity date	Par value^	Value
Utah 2.1%				$3,066,121
Military Installation Development Authority Series A-1	4.000	06-01-52	1,220,000	896,459
UIPA Crossroads Public Infrastructure District Utah Tax Differential Revenue (A)	4.375	06-01-52	1,000,000	815,501
Utah Charter School Finance Authority St. George Campus Project, Series A (A)	5.000	06-15-41	1,020,000	931,260
Utah Infrastructure Agency Telecommunication Revenue	4.000	10-15-41	500,000	422,901
Vermont 0.7%				1,057,291
Vermont Economic Development Authority Wake Robin Corp. Project, Series A	5.000	05-01-47	1,210,000	1,057,291
Virgin Islands 0.3%				516,393
Matching Fund Special Purpose Securitization Corp. Series A	5.000	10-01-28	500,000	516,393
Virginia 2.9%				4,252,146
James City County Economic Development Authority Windsormeade, Series A	4.000	06-01-47	660,000	477,606
Tobacco Settlement Financing Corp. Series D (B)	6.060	06-01-47	4,000,000	926,615
Virginia College Building Authority Regent University Project	4.000	06-01-46	250,000	207,560
Virginia Small Business Financing Authority 95 Express Lanes LLC Project, AMT	4.000	07-01-39	1,080,000	973,629
Virginia Small Business Financing Authority 95 Express Lanes LLC Project, AMT	4.000	01-01-48	2,000,000	1,666,736
Washington 0.4%				593,948
Washington State Convention Center Public Facilities District Series B	3.000	07-01-58	1,000,000	593,948
West Virginia 0.6%				920,947
City of South Charleston South Charleston Park Place (A)	4.250	06-01-42	1,185,000	920,947
Wisconsin 5.7%				8,459,190
Public Finance Authority College Achieve Paterson Charter School (A)	4.000	06-15-42	1,000,000	797,189
Public Finance Authority Friends Homes, Inc. (A)	5.000	09-01-54	1,000,000	877,906
Public Finance Authority McLemore Hotel (A)	4.500	06-01-56	1,000,000	743,949
Public Finance Authority Roseman University of Health (A)	4.000	04-01-42	500,000	393,718
Public Finance Authority Roseman University of Health (A)	4.000	04-01-52	800,000	576,921
16	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Wisconsin (continued)
Public Finance Authority Shining Rock Classical Academy	6.000	06-15-52	1,000,000	$921,202
Public Finance Authority Sky Harbor Capital LLC, AMT	4.250	07-01-54	1,000,000	720,923
Public Finance Authority Southminster, Inc. (A)	5.000	10-01-53	1,150,000	943,650
Public Finance Authority University of Hawaii Foundation Project (A)	4.000	07-01-61	500,000	343,157
Public Finance Authority University of Hawaii Foundation Project (A)	5.250	07-01-61	250,000	184,442
Public Finance Authority Viticus Group Project, Series A (A)	4.000	12-01-41	1,500,000	1,206,434
Public Finance Authority WFCS Portfolio Project (A)	5.000	01-01-56	200,000	154,333

Wisconsin Health & Educational Facilities Authority Hope Christian Schools	4.000	12-01-51	850,000	595,366
Corporate bonds 1.8%				$2,738,460
(Cost $5,158,332)
Health care 0.5%				809,622
Health care providers and services 0.5%
Tower Health	4.451	02-01-50	1,566,000	809,622
Industrials 1.3%				1,928,838
Construction and engineering 1.3%
LBJ Infrastructure Group LLC (A)	3.797	12-31-57	3,000,000	1,928,838

	Yield (%)	Shares	Value
Short-term investments 4.7%			$6,917,552
(Cost $6,916,884)
Short-term funds 4.7%
John Hancock Collateral Trust (G)	3.8739(H)	692,191	6,917,552

Total investments (Cost $170,250,235) 104.0%			$154,354,184
Other assets and liabilities, net (4.0%)			(5,944,004)
Total net assets 100.0%			$148,410,180

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $44,620,457 or 30.1% of the fund’s net assets as of 11-30-22.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	17

(B)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(C)	Security purchased or sold on a when-issued or delayed delivery basis.
(D)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
(E)	Security represents the municipal bond held by a trust that issues residual inverse floating rate interests. See Note 2 for more information.
(F)	Non-income producing - Issuer is in default.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(H)	The rate shown is the annualized seven-day yield as of 11-30-22.
At 11-30-22, the aggregate cost of investments for federal income tax purposes was $168,440,921. Net unrealized depreciation aggregated to $14,086,737, of which $4,590,096 related to gross unrealized appreciation and $18,676,833 related to gross unrealized depreciation.
Insurance coverage	As a % of total investments
Assured Guaranty Corp.	2.2
Assured Guaranty Municipal Corp.	1.2
TOTAL	3.4
18	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 11-30-22 (unaudited)

Assets
Unaffiliated investments, at value (Cost $163,333,351)	$147,436,632
Affiliated investments, at value (Cost $6,916,884)	6,917,552
Total investments, at value (Cost $170,250,235)	154,354,184
Cash	165,213
Interest receivable	2,440,771
Receivable for fund shares sold	1,032,151
Receivable from affiliates	1,341
Other assets	55,660
Total assets	158,049,320
Liabilities
Payable for floating rate interests issued	2,585,000
Distributions payable	24,091
Payable for investments purchased	4,346,265
Payable for delayed delivery securities purchased	988,180
Payable for fund shares repurchased	1,632,682
Payable to affiliates
Accounting and legal services fees	7,168
Transfer agent fees	3,645
Distribution and service fees	6,288
Trustees’ fees	29
Other liabilities and accrued expenses	45,792
Total liabilities	9,639,140
Net assets	$148,410,180
Net assets consist of
Paid-in capital	$164,275,317
Total distributable earnings (loss)	(15,865,137)
Net assets	$148,410,180

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($98,185,885 ÷ 14,723,098 shares)[1]	$6.67
Class C ($8,339,343 ÷ 1,250,513 shares)[1]	$6.67
Class I ($36,166,598 ÷ 5,416,061 shares)	$6.68
Class R6 ($5,718,354 ÷ 855,663 shares)	$6.68
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$6.95

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK High Yield Municipal Bond Fund	19

STATEMENT OF OPERATIONS For the six months ended 11-30-22 (unaudited)

Investment income
Interest	$3,815,622
Dividends from affiliated investments	22,778
Total investment income	3,838,400
Expenses
Investment management fees	404,337
Distribution and service fees	173,738
Interest expense	24,352
Accounting and legal services fees	11,041
Transfer agent fees	22,506
Trustees’ fees	1,494
Custodian fees	11,673
State registration fees	36,600
Printing and postage	11,478
Professional fees	30,977
Other	9,866
Total expenses	738,062
Less expense reductions	(95,213)
Net expenses	642,849
Net investment income	3,195,551
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(1,794,128)
Affiliated investments	(1,661)
(1,795,789)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(10,244,331)
Affiliated investments	595
(10,243,736)
Net realized and unrealized loss	(12,039,525)
Decrease in net assets from operations	$(8,843,974)
20	JOHN HANCOCK High Yield Municipal Bond Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 11-30-22 (unaudited)	Year ended 5-31-22
Increase (decrease) in net assets
From operations
Net investment income	$3,195,551	$5,447,362
Net realized gain (loss)	(1,795,789)	1,066,516
Change in net unrealized appreciation (depreciation)	(10,243,736)	(22,033,534)
Decrease in net assets resulting from operations	(8,843,974)	(15,519,656)
Distributions to shareholders
From earnings
Class A	(2,197,379)	(4,913,776)
Class C	(146,287)	(393,137)
Class I	(592,991)	(926,902)
Class R6	(104,950)	(131,462)
Total distributions	(3,041,607)	(6,365,277)
From fund share transactions	13,052,008	11,854,758
Total increase (decrease)	1,166,427	(10,030,175)
Net assets
Beginning of period	147,243,753	157,273,928
End of period	$148,410,180	$147,243,753
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK High Yield Municipal Bond Fund	21

Financial highlights
CLASS A SHARES Period ended	11-30-22[1]	5-31-22	5-31-21	5-31-20	5-31-19	5-31-18
Per share operating performance
Net asset value, beginning of period	$7.23	$8.26	$7.32	$8.06	$7.93	$8.01
Net investment income[2]	0.15	0.27	0.28	0.30	0.32	0.34
Net realized and unrealized gain (loss) on investments	(0.57)	(0.99)	0.94	(0.58)	0.14	(0.06)
Total from investment operations	(0.42)	(0.72)	1.22	(0.28)	0.46	0.28
Less distributions
From net investment income	(0.14)	(0.26)	(0.28)	(0.33)	(0.33)	(0.36)
From net realized gain	—	(0.05)	—	(0.13)	—	—
Total distributions	(0.14)	(0.31)	(0.28)	(0.46)	(0.33)	(0.36)
Net asset value, end of period	$6.67	$7.23	$8.26	$7.32	$8.06	$7.93
Total return (%)[3,4]	(5.91)[5]	(9.03)	16.83	(3.80)	5.99	3.55
Ratios and supplemental data
Net assets, end of period (in millions)	$98	$112	$125	$107	$111	$117
Ratios (as a percentage of average net assets):
Expenses before reductions	1.03[6,7]	0.96	1.03	1.06	1.07	1.05
Expenses including reductions	0.87[6,7]	0.85	0.89	0.92	0.93	0.91
Net investment income	4.40[6]	3.32	3.48	3.79	4.10	4.31
Portfolio turnover (%)	18	42	34	52	41	8

[1]	Six months ended 11-30-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
[7]	Includes interest expense of 0.03% (annualized).
22	JOHN HANCOCK High Yield Municipal Bond Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	11-30-22[1]	5-31-22	5-31-21	5-31-20	5-31-19	5-31-18
Per share operating performance
Net asset value, beginning of period	$7.23	$8.26	$7.32	$8.06	$7.93	$8.01
Net investment income[2]	0.12	0.21	0.22	0.24	0.26	0.29
Net realized and unrealized gain (loss) on investments	(0.56)	(0.99)	0.94	(0.58)	0.14	(0.07)
Total from investment operations	(0.44)	(0.78)	1.16	(0.34)	0.40	0.22
Less distributions
From net investment income	(0.12)	(0.20)	(0.22)	(0.27)	(0.27)	(0.30)
From net realized gain	—	(0.05)	—	(0.13)	—	—
Total distributions	(0.12)	(0.25)	(0.22)	(0.40)	(0.27)	(0.30)
Net asset value, end of period	$6.67	$7.23	$8.26	$7.32	$8.06	$7.93
Total return (%)[3,4]	(6.26)[5]	(9.71)	15.96	(4.52)	5.20	2.78
Ratios and supplemental data
Net assets, end of period (in millions)	$8	$10	$15	$20	$29	$35
Ratios (as a percentage of average net assets):
Expenses before reductions	1.77[6,7]	1.71	1.78	1.81	1.82	1.80
Expenses including reductions	1.62[6,7]	1.60	1.64	1.67	1.68	1.66
Net investment income	3.64[6]	2.55	2.75	3.04	3.35	3.56
Portfolio turnover (%)	18	42	34	52	41	8

[1]	Six months ended 11-30-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
[7]	Includes interest expense of 0.03% (annualized).
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK High Yield Municipal Bond Fund	23

CLASS I SHARES Period ended	11-30-22[1]	5-31-22	5-31-21	5-31-20	5-31-19	5-31-18
Per share operating performance
Net asset value, beginning of period	$7.24	$8.27	$7.33	$8.07	$7.94	$8.02
Net investment income[2]	0.15	0.28	0.29	0.31	0.33	0.36
Net realized and unrealized gain (loss) on investments	(0.56)	(0.99)	0.94	(0.58)	0.14	(0.07)
Total from investment operations	(0.41)	(0.71)	1.23	(0.27)	0.47	0.29
Less distributions
From net investment income	(0.15)	(0.27)	(0.29)	(0.34)	(0.34)	(0.37)
From net realized gain	—	(0.05)	—	(0.13)	—	—
Total distributions	(0.15)	(0.32)	(0.29)	(0.47)	(0.34)	(0.37)
Net asset value, end of period	$6.68	$7.24	$8.27	$7.33	$8.07	$7.94
Total return (%)[3]	(5.83)[4]	(8.88)	16.99	(3.65)	6.15	3.71
Ratios and supplemental data
Net assets, end of period (in millions)	$36	$21	$15	$13	$13	$9
Ratios (as a percentage of average net assets):
Expenses before reductions	0.77[5,6]	0.71	0.78	0.81	0.82	0.80
Expenses including reductions	0.72[5,6]	0.70	0.74	0.77	0.78	0.76
Net investment income	4.57[5]	3.48	3.62	3.94	4.23	4.47
Portfolio turnover (%)	18	42	34	52	41	8

[1]	Six months ended 11-30-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Includes interest expense of 0.03% (annualized).
24	JOHN HANCOCK High Yield Municipal Bond Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	11-30-22[1]	5-31-22	5-31-21	5-31-20	5-31-19	5-31-18[2]
Per share operating performance
Net asset value, beginning of period	$7.25	$8.28	$7.34	$8.08	$7.94	$8.08
Net investment income[3]	0.16	0.28	0.29	0.32	0.33	0.28
Net realized and unrealized gain (loss) on investments	(0.58)	(0.99)	0.94	(0.59)	0.16	(0.14)
Total from investment operations	(0.42)	(0.71)	1.23	(0.27)	0.49	0.14
Less distributions
From net investment income	(0.15)	(0.27)	(0.29)	(0.34)	(0.35)	(0.28)
From net realized gain	—	(0.05)	—	(0.13)	—	—
Total distributions	(0.15)	(0.32)	(0.29)	(0.47)	(0.35)	(0.28)
Net asset value, end of period	$6.68	$7.25	$8.28	$7.34	$8.08	$7.94
Total return (%)[4]	(5.81)[5]	(8.83)	17.01	(3.61)	6.31	1.80[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$6	$4	$2	$2	$2	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	0.75[6,7]	0.68	0.75	0.78	0.79	0.77[6]
Expenses including reductions	0.70[6,7]	0.67	0.71	0.74	0.75	0.73[6]
Net investment income	4.58[6]	3.53	3.66	3.98	4.27	4.52[6]
Portfolio turnover (%)	18	42	34	52	41	8[8]

[1]	Six months ended 11-30-22. Unaudited.
[2]	The inception date for Class R6 shares is 8-30-17.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Includes interest expense of 0.03% (annualized).
[8]	Portfolio turnover is shown for the period from 6-1-17 to 5-31-18.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK High Yield Municipal Bond Fund	25

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock High Yield Municipal Bond Fund (the fund) is a series of John Hancock Municipal Securities Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income that is largely exempt from federal income tax, consistent with the preservation of capital. Under normal market conditions, the fund invests in medium-and lower-quality municipal securities. Investments in high yield securities involve greater degrees of credit and market risk than investments in higher rated securities and tend to be more sensitive to market conditions.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the
26	JOHN HANCOCK High Yield Municipal Bond Fund | SEMIANNUAL REPORT

Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of November 30, 2022, by major security category or type:
	Total value at 11-30-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Municipal bonds	$144,698,172	—	$144,698,172	—
Corporate bonds	2,738,460	—	2,738,460	—
Short-term investments	6,917,552	$6,917,552	—	—
Total investments in securities	$154,354,184	$6,917,552	$147,436,632	—
The fund holds liabilities for which the fair value approximates the carrying amount for financial statement purposes. As of November 30, 2022, the liability for the fund’s Payable for floating rate interests issued on the Statement of assets and liabilities is categorized as Level 2 within the disclosure hierarchy.
When-issued/delayed-delivery securities. The fund may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the portfolio or in a schedule to the portfolio (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in its NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues until settlement takes place. At the time that the fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the securities purchased or sold prior to settlement date.
Tender option bond transactions. The fund may use tender option bond transactions to seek to enhance potential gains. In a tender option bond transaction, the fund transfers fixed rate long-term municipal bonds or other municipal securities into a special purpose entity (TOB trust). A TOB trust typically issues two classes of beneficial interests: short-term floating rate interests (TOB floaters), which are sold to third party investors, and residual inverse floating rate interests (TOB inverse residuals), which are generally issued to the fund. The fund may invest in TOB inverse residuals and may also invest in TOB floaters. The fund establishes and is the sponsor of the TOB trust that issues TOB floaters and TOB inverse residuals. The fund’s participation in tender option bond transactions may increase volatility and/or reduce the fund’s returns. Tender option bond transactions create leverage. Leverage magnifies returns, both positive and negative, and risk by magnifying the volatility of returns. An investment in a tender option bond transaction typically involves greater risk than investing in the underlying municipal fixed rate bonds, including the risk of loss of principal. Distributions on TOB inverse residuals will bear an inverse relationship to short-term municipal security interest rates. Distributions on TOB inverse residuals paid to the fund will be reduced or, in the extreme, eliminated as short-term municipal interest rates rise and will
SEMIANNUAL REPORT | JOHN HANCOCK High Yield Municipal Bond Fund	27

increase when short-term municipal interest rates fall. TOB inverse residuals generally will underperform the market for fixed rate municipal securities in a rising interest rate environment. The interest payment on TOB inverse residuals generally will decrease when short-term interest rates increase.
Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the fund accounts for the transaction described above as a secured borrowing by including the bond transferred to the TOB Trust in the Fund’s investments and the TOB floaters as a liability under the caption Payable for floating rate interests issued on the Statement of assets and liabilities. The TOB floaters have interest rates that generally reset weekly and their holders have the option to tender their notes to the TOB trust for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. The fund recognizes earnings of bonds transferred to the TOB Trust as Interest income. The fund recognizes interest paid to holders of the TOB floaters, and expenses related to remarketing, administration, trustee, liquidity and other services to the TOB Trust, as Interest expense on the Statement of operations.
At November 30, 2022, the amount of the fund’s TOB floaters and related interest rates and collateral were as follows:
TOB floaters outstanding	$2,585,000
Interest rate (%)	1.93%
Collateral for TOB floaters outstanding	$3,947,296
For the six months ended November 30, 2022, the fund’s average settled TOB Floaters outstanding and the average interest rate, including fees, were as follows:
Average TOB floaters outstanding	$2,102,308
Average interest rate (%)	2.32%
TOB trusts are typically supported by a liquidity facility provided by a third-party bank or other financial institution (the liquidity provider) that allows the holders of the TOB floaters to tender their certificates in exchange for payment of par plus accrued interest on any business day, subject to the non-occurrence of tender option termination events. The fund may invest in TOB inverse residuals on a non-recourse or recourse basis. When the fund invests in a TOB trust on a non-recourse basis, and the liquidity provider is required to make a payment under the liquidity facility, the liquidity provider will typically liquidate all or a portion of the municipal securities held in the TOB trust and then fund the balance, if any, of the amount owed under the liquidity facility over the liquidation proceeds (the liquidation shortfall). If the fund invests in a TOB trust on a recourse basis, the fund will typically enter into a reimbursement agreement with the liquidity provider where the fund is required to reimburse the liquidity provider the amount of any liquidation shortfall. As a result, if the fund invests in a TOB trust on a recourse basis, the fund will bear the risk of loss with respect to any liquidation shortfall. The fund had no shortfalls as of November 30, 2022.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
28	JOHN HANCOCK High Yield Municipal Bond Fund | SEMIANNUAL REPORT

Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended November 30, 2022, the fund had no borrowings under the line of credit. Commitment fees for the six months ended November 30, 2022 were $1,768.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of May 31, 2022, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to accretion on debt securities.
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Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.5900% of the first $75 million of the fund’s average daily net assets, (b) 0.5200% of the next $75 million of the fund’s average daily net assets, (c) 0.4600% of the next $1.85 billion of the fund’s average daily net assets, (d) 0.4400% of the next $2 billion of the fund’s average daily net assets; and (e) 0.4100% of the fund’s average daily net assets in excess of $4 billion. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
Effective October 1, 2022, the Advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund, in an amount equal to the amount by which the expenses of the fund exceed 0.58% of average daily net assets attributable to the fund, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e) class-specific expenses, (f) borrowing costs, (g) prime brokerage fees, (h) acquired fund fees and expenses paid indirectly, and (i) short dividend expense. This agreement expires on September 30, 2023, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended November 30, 2022, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2024, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor contractually agrees to reduce its management fee or, if necessary, make payment to Class A, Class C, Class I, and Class R6 shares, in an amount equal to the amount by which the expenses of Class A, Class C, Class I and Class R6 shares, as applicable, exceed 0.89%, 1.64%, 0.74%, and 0.72%, respectively, of average daily net assets attributable to the class, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e) borrowing costs, (f) prime brokerage fees, (g) acquired fund fees and expenses paid indirectly, and (h) short dividend expense. This agreement expires on September 30, 2023, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
30	JOHN HANCOCK High Yield Municipal Bond Fund | SEMIANNUAL REPORT

For the six months ended November 30, 2022, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$27,218
Class C	2,154
Class I	7,772
Class	Expense reduction
Class R6	$1,360
Total	$38,504

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended November 30, 2022, were equivalent to a net annual effective rate of 0.50% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended November 30, 2022, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
The fund’s Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class A and Class C shares. The current waiver agreement expires on September 30, 2023, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $52,447 and $4,262 for Class A and Class C shares, respectively, for the six months ended November 30, 2022.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $16,351 for the six months ended November 30, 2022. Of this amount, $2,374 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $13,977 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $250,000 or more, and redeemed within 18 months of purchase are subject to a 1.00% sales charge. Prior to August 1, 2022, certain Class A shares purchased, including those that were acquired through purchases of $1 million or more, and redeemed within 1 year of purchase were subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended November 30, 2022, CDSCs received by the Distributor amounted to $2,475 and $150 for Class A and Class C shares, respectively.
SEMIANNUAL REPORT | JOHN HANCOCK High Yield Municipal Bond Fund	31

Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended November 30, 2022 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$131,118	$16,607
Class C	42,620	1,351
Class I	—	4,313
Class R6	—	235
Total	$173,738	$22,506
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Fund share transactions
Transactions in fund shares for the six months ended November 30, 2022 and for the year ended May 31, 2022 were as follows:
	Six Months Ended 11-30-22		Year Ended 5-31-22
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,650,291	$11,176,999	3,241,469	$25,952,812
Distributions reinvested	310,864	2,096,117	584,682	4,670,345
Repurchased	(2,707,084)	(18,073,777)	(3,494,937)	(27,280,431)
Net increase (decrease)	(745,929)	$(4,800,661)	331,214	$3,342,726
Class C shares
Sold	149,977	$989,623	104,214	$852,811
Distributions reinvested	21,542	145,349	48,772	390,759
Repurchased	(302,804)	(2,060,195)	(551,761)	(4,418,787)
Net decrease	(131,285)	$(925,223)	(398,775)	$(3,175,217)
32	JOHN HANCOCK High Yield Municipal Bond Fund | SEMIANNUAL REPORT

	Six Months Ended 11-30-22		Year Ended 5-31-22
	Shares	Amount	Shares	Amount
Class I shares
Sold	4,233,379	$28,641,814	2,523,277	$20,209,747
Distributions reinvested	83,358	561,187	115,588	922,367
Repurchased	(1,796,486)	(12,111,013)	(1,579,882)	(11,994,408)
Net increase	2,520,251	$17,091,988	1,058,983	$9,137,706
Class R6 shares
Sold	462,107	$3,129,902	432,931	$3,328,666
Distributions reinvested	15,590	104,950	16,534	131,443
Repurchased	(231,647)	(1,548,948)	(121,914)	(910,566)
Net increase	246,050	$1,685,904	327,551	$2,549,543
Total net increase	1,889,087	$13,052,008	1,318,973	$11,854,758
Affiliates of the fund owned 6% of shares of Class R6 on November 30, 2022. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $41,579,665 and $26,689,293, respectively, for the six months ended November 30, 2022.
Note 7—State or region risk
To the extent that the fund invests heavily in bonds from any given state or region, its performance could be disproportionately affected by factors particular to that state or region. These factors may include economic or political changes, tax-base erosion, possible state constitutional limits on tax increases, detrimental budget deficits and other financial difficulties, and changes to the credit ratings assigned to those states’ municipal issuers.
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	692,191	$2,327,098	$31,561,933	$(26,970,413)	$(1,661)	$595	$22,778	—	$6,917,552
Note 9—Coronavirus (COVID-19) pandemic
The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.
SEMIANNUAL REPORT | JOHN HANCOCK High Yield Municipal Bond Fund	33

SHAREHOLDER MEETING

(Unaudited)
The fund held a Special Joint Meeting of Shareholders on Friday, September 9, 2022. The following proposals were considered by the shareholders:
Proposal 1: To elect eight Trustees as members of the Board of Trustees of each of the Trusts.
THE PROPOSAL PASSED ON September 9, 2022.
	Total votes for the nominee	Total votes withheld from the nominee
Independent Trustees
James R. Boyle	56,327,164.688	2,265,903.139
Noni L. Ellison	56,619,881.161	1,973,186.666
Dean C. Garfield	56,377,686.100	2,215,381.727
Patricia Lizarraga	56,644,874.324	1,948,193.503
Frances G. Rathke	56,638,757.773	1,954,310.054

Non-Independent Trustees
Andrew G. Arnott	56,334,175.362	2,258,892.465
Marianne Harrison	56,636,627.472	1,956,440.355
Paul Lorentz	56,328,208.593	2,264,859.234
Proposal 2:  To approve the adoption of a manager of managers structure.
THE PROPOSAL DID NOT PASS ON September 9, 2022 for John Hancock High Yield Municipal Bond Fund, a series of John Hancock Municipal Securities Trust.
	Shares voted	% Of shares voted	% Of outstanding shares
For	3,532,259.126	19.167%	16.894%
Against	170,561.324	0.926%	0.815%
Abstain/Withheld	225,554.244	1.223%	1.078%
Broker Non-Vote	14,501,215.234	78.684%	69.358%
34	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | SEMIANNUAL REPORT

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Municipal Securities Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Manulife Investment Management (US) LLC (the Subadvisor), for John Hancock High Yield Municipal Bond Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 21-23, 2022 videoconference1 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a videoconference meeting held on May 24-25, 2022. The Trustees who are not "interested persons" of the Trust as defined by the Investment Company Act of 1940, as amended (the "1940 Act") (the "Independent Trustees") also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At videoconference meetings held on June 21-23, 2022, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of

1On June 19, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the “Order”) pursuant to Sections 6(c) and 38(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), that temporarily exempts registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the Board’s May and June meetings were held via videoconference in reliance on the Order. This exemptive order supersedes, in part, a similar earlier exemptive order issued by the SEC.
SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	35

non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
36	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | SEMIANNUAL REPORT

(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund underperformed its benchmark index for the one-, three-, five- and ten-year periods ended December 31, 2021. The Board also noted that the fund outperformed the peer group median for the one- and three-year periods and underperformed the peer group median for the five- and ten-year periods ended December 31, 2021. The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index for the one-, three-, five- and ten-year periods and relative to the peer group median for the five- and ten-year periods, including the impact of past and current market conditions on the fund’s strategy and management’s outlook for the fund. The Board concluded that the fund’s performance is being monitored and reasonably addressed, where appropriate.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader
SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	37

group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund are higher than the peer group median.
The Board took into account management’s discussion of the fund’s expenses. The Board also took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduce management fees as assets increase. The Board also noted that the fund’s distributor, an affiliate of the Advisor, has agreed to waive a portion of its Rule 12b-1 fee for a share class of the fund. The Board noted that the fund has a voluntary fee waiver and/or expense reimbursement, which reduces certain expenses of the fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund’s Subadvisor is an affiliate of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
38	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | SEMIANNUAL REPORT

(j)	noted that the subadvisory fee for the fund is paid by the Advisor;
(k)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third-party provider of fund data.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process.
SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	39

The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third-party provider of fund data, to the extent available. The Board also noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund is being monitored and reasonably addressed, where appropriate;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
40	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | SEMIANNUAL REPORT

***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	41

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
Peter S. Burgess*,#
William H. Cunningham*
Grace K. Fey
Noni L. Ellison^
Dean C. Garfield^
Marianne Harrison†
Deborah C. Jackson
Patricia Lizarraga*,^
Paul Lorentz‡
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
Dennis DiCicco
Adam A. Weigold, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

† Non-Independent Trustee
* Member of the Audit Committee
# Mr. Burgess is retiring effective December 31, 2022.
^ Elected to serve as Independent Trustee effective as of September 9, 2022.
‡ Elected to serve as Non-Independent Trustee effective as of September 9, 2022.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
42	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | SEMIANNUAL REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock International High Dividend ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Preferred Income ETF
John Hancock U.S. High Dividend ETF
ENVIRONMENTAL,SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock High Yield Municipal Bond Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF2630373	59SA 11/22
1/2023

Semiannual report
John Hancock
Municipal Opportunities Fund
Fixed income
November 30, 2022

A message to shareholders
Dear shareholder,
U.S. bonds declined during the six months ended November 30, 2022, as bond yields rose to their highest levels in more than a decade. The catalyst was surging inflation, driven largely by rising food and energy prices. The U.S. Federal Reserve continued its inflation-fighting campaign by raising short-term interest rates four times during the period, boosting the federal funds rate target to its highest level since January 2008.
In this environment, bond yields moved broadly higher, with the 10-year U.S. Treasury bond yield cresting above 4% for the first time since 2008. In terms of sector performance, residential mortgage-backed securities and investment-grade corporate bonds declined the most, while high-yield corporate bonds and asset-backed securities held up the best.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
Global Head of Retail,
Manulife Investment Management
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Municipal Opportunities Fund

2	Your fund at a glance
3	Portfolio summary
5	Your expenses
7	Fund’s investments
36	Financial statements
39	Financial highlights
43	Notes to financial statements
52	Shareholder meeting
53	Evaluation of advisory and subadvisory agreements by the Board of Trustees
60	More information
SEMIANNUAL REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks as high a level of interest income exempt from federal income tax as is consistent with preservation of capital.
AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/2022 (%)

The Bloomberg Municipal Bond Index tracks the performance of the U.S. investment-grade tax-exempt bond market.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | SEMIANNUAL REPORT

Portfolio summary
PORTFOLIO COMPOSITION AS OF 11/30/2022 (% of net assets)

QUALITY COMPOSITION AS OF 11/30/2022 (% of net assets)

Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-22 and do not reflect subsequent downgrades or upgrades, if any.
SEMIANNUAL REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	3

SECTOR COMPOSITION AS OF 11/30/2022 (% of net assets)

Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
4	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | SEMIANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on June 1, 2022, with the same investment held until November 30, 2022.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2022, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on June 1, 2022, with the same investment held until November 30, 2022. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	5

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 6-1-2022	Ending value on 11-30-2022	Expenses paid during period ended 11-30-2022[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$978.90	$3.82	0.77%
	Hypothetical example	1,000.00	1,021.20	3.90	0.77%
Class C	Actual expenses/actual returns	1,000.00	974.10	7.52	1.52%
	Hypothetical example	1,000.00	1,017.40	7.69	1.52%
Class I	Actual expenses/actual returns	1,000.00	978.60	3.03	0.61%
	Hypothetical example	1,000.00	1,022.00	3.09	0.61%
Class R6	Actual expenses/actual returns	1,000.00	978.70	2.93	0.59%
	Hypothetical example	1,000.00	1,022.10	2.99	0.59%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
6	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 11-30-22 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 99.2%				$746,178,297
(Cost $760,398,987)
Alabama 1.1%				8,638,721
Black Belt Energy Gas District Series D1	4.000	07-01-52	500,000	501,931
Black Belt Energy Gas District Series D-2 (SOFR + 1.400%) (A)	3.946	07-01-52	1,325,000	1,307,233
Southeast Alabama Gas Supply District Project No. 2, Series A	4.000	06-01-49	4,895,000	4,886,523
Southeast Energy Authority A Cooperative District Project No. 4, Series B-2 (SOFR + 1.790%) (A)	4.336	05-01-53	2,000,000	1,943,034
Alaska 0.8%				6,068,170
Alaska Municipal Bond Bank Authority Series 2	4.250	12-01-42	2,220,000	2,227,472
Alaska Municipal Bond Bank Authority Series 4, AMT (B)	5.000	12-01-34	2,165,000	2,242,306
Alaska Municipal Bond Bank Authority Series 4, AMT (B)	5.000	12-01-35	1,160,000	1,198,392
City of Valdez Phillips Project, Series B	1.950	05-01-31	400,000	400,000
Arizona 1.3%				9,719,371
Arizona Industrial Development Authority Equitable School Revolving Fund, Series A	5.000	11-01-44	1,000,000	1,030,386
Arizona Industrial Development Authority Jerome Facilities Project, Series B	4.000	07-01-51	500,000	393,776
City of Phoenix Civic Improvement Corp. Civic Plaza, Series B (B)	5.500	07-01-28	1,000,000	1,128,572
Glendale Industrial Development Authority Royal Oaks Life Care Community	5.000	05-15-39	3,000,000	2,848,223
Maricopa County Industrial Development Authority Choice Academies, Inc. Project (C)	5.500	09-01-32	1,200,000	1,155,223
Maricopa County Industrial Development Authority Choice Academies, Inc. Project (C)	5.750	09-01-45	1,000,000	929,327
Maricopa County Industrial Development Authority HonorHealth, Series A	4.000	09-01-37	515,000	508,045
Maricopa County Industrial Development Authority HonorHealth, Series A	5.000	09-01-36	700,000	736,319
Maricopa County Industrial Development Authority Legacy Cares Project (C)	4.000	07-01-26	1,000,000	989,500
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	7

	Rate (%)	Maturity date	Par value^	Value
California 7.1%				$53,311,946
ABAG Finance Authority for Nonprofit Corps. Sharp Healthcare, Series A	5.000	08-01-43	2,000,000	2,015,947
California Community Choice Financing Authority Clean Energy Project, Series A	4.000	10-01-52	2,250,000	2,260,582
California Community College Financing Authority Napa Valley College Project, Series A (C)	4.250	07-01-32	500,000	472,804
California County Tobacco Securitization Agency Kern County Tobacco Funding Corp.	5.000	06-01-40	1,000,000	1,001,282
California Infrastructure & Economic Development Bank Colburn School (SIFMA + 0.900%) (A)	2.800	08-01-72	1,500,000	1,440,047
California Municipal Finance Authority Certificates of Participation, Palomar Health, Series A (B)	5.000	11-01-27	100,000	106,060
California Municipal Finance Authority Certificates of Participation, Palomar Health, Series A (B)	5.000	11-01-28	115,000	122,640
California Municipal Finance Authority Certificates of Participation, Palomar Health, Series A (B)	5.000	11-01-29	100,000	107,544
California Municipal Finance Authority Paradise Valley Estates Project, Series A (B)	5.000	01-01-49	1,500,000	1,602,536
California Municipal Finance Authority United Airlines, Inc. Project, AMT	4.000	07-15-29	1,250,000	1,211,160
California Pollution Control Financing Authority Waste Management, Inc., Series A1, AMT	3.375	07-01-25	2,000,000	1,955,695
California Pollution Control Financing Authority Waste Management, Inc., Series A3, AMT	4.300	07-01-40	1,000,000	977,037
California School Finance Authority Classical Academies Oceanside (C)	4.000	10-01-27	500,000	501,588
California School Finance Authority John Adams Academies, Series A (C)	4.500	07-01-32	825,000	778,846
California State Public Works Board Series B	5.000	10-01-39	1,000,000	1,034,391
California State Public Works Board Various Capital Projects, Series A	5.000	08-01-26	1,500,000	1,625,871
California State Public Works Board Various Correctional Facilities, Series A	5.000	09-01-39	1,845,000	1,905,736
City of Oroville Oroville Hospital	5.250	04-01-49	3,000,000	2,932,643
Compton Community Redevelopment Agency Successor Agency Series A (B)	5.250	08-01-32	1,000,000	1,131,676
Los Angeles Department of Water & Power Series E (D)	5.000	07-01-28	1,000,000	1,123,268
Mount Diablo Unified School District Series B, GO	4.000	08-01-33	1,445,000	1,541,621
8	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
M-S-R Energy Authority Series B	6.500	11-01-39	1,000,000	$1,211,995
M-S-R Energy Authority Series B	7.000	11-01-34	2,500,000	3,090,908
Newark Unified School District Series B, GO (B)	4.000	08-01-38	500,000	503,938
Newark Unified School District Series B, GO (B)	4.000	08-01-40	665,000	662,200
Newark Unified School District Series B, GO (B)	4.000	08-01-42	975,000	953,804
San Diego Unified School District Series I, GO (E)	4.162	07-01-39	1,250,000	629,416
San Francisco City & County Airport Comm-San Francisco International Airport SFO Fuel Company, AMT	5.000	01-01-38	1,000,000	1,043,031
San Francisco City & County Airport Comm-San Francisco International Airport SFO Fuel Company, AMT	5.000	01-01-39	1,510,000	1,568,230
San Francisco City & County Public Utilities Commission Power Revenue Series A	5.000	11-01-45	1,500,000	1,551,265
San Joaquin Hills Transportation Corridor Agency Series A	5.000	01-15-44	4,500,000	4,737,330
State of California Waste Management, Inc., Series A1, AMT, GO	3.500	12-01-27	720,000	734,179
State of California Waste Management, Inc., Series A1, AMT, GO	3.650	12-01-28	550,000	565,276
State of California Waste Management, Inc., Series A1, AMT, GO	3.800	12-01-29	425,000	439,481
State of California Waste Management, Inc., Series A1, AMT, GO	5.000	04-01-32	5,000,000	5,925,143
University of California Series BM (D)	5.000	05-15-35	1,000,000	1,159,966
Windsor Unified School District Election 2016, GO (B)	4.000	08-01-46	2,695,000	2,686,810
Colorado 5.2%				38,806,501
City & County of Denver Company Airport System Revenue Series D, AMT	5.500	11-15-29	10,000,000	11,178,166
Colorado Bridge Enterprise Series T, AMT	4.000	06-30-27	4,475,000	4,542,607
Colorado Health Facilities Authority AdventHealth Obligated Group	4.000	11-15-38	1,000,000	1,001,771
Colorado Health Facilities Authority Commonspirit Health Series A	5.000	11-01-26	350,000	370,199
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	9

	Rate (%)	Maturity date	Par value^	Value
Colorado (continued)
Colorado Health Facilities Authority Commonspirit Health Series A	5.000	11-01-28	1,000,000	$1,075,771
Colorado Health Facilities Authority Commonspirit Health Series A	5.000	11-01-29	800,000	860,356
Colorado Health Facilities Authority Frasier Meadows Retirement Community Project, Series A	5.250	05-15-37	500,000	486,177
Colorado Health Facilities Authority Frasier Meadows Retirement Community Project, Series A	5.250	05-15-47	1,500,000	1,389,169
Colorado Health Facilities Authority Intermountain Healthcare, Series B	5.000	05-15-62	1,000,000	1,067,289
Denver Convention Center Hotel Authority Series 2016	5.000	12-01-33	1,620,000	1,641,351
Denver Convention Center Hotel Authority Series 2016	5.000	12-01-40	1,000,000	990,608
Fiddlers Business Improvement District Greenwood Village, GO (C)	5.000	12-01-32	500,000	501,136
Gold Hill Mesa Metropolitan District No. 2 Series A, GO (B)	5.000	12-01-25	135,000	140,000
Gold Hill Mesa Metropolitan District No. 2 Series A, GO (B)	5.000	12-01-26	145,000	151,594
Gold Hill Mesa Metropolitan District No. 2 Series A, GO (B)	5.000	12-01-27	225,000	236,955
Gold Hill Mesa Metropolitan District No. 2 Series A, GO (B)	5.000	12-01-28	150,000	159,256
Gold Hill Mesa Metropolitan District No. 2 Series A, GO (B)	5.000	12-01-29	145,000	154,670
Gold Hill Mesa Metropolitan District No. 2 Series A, GO (B)	5.000	12-01-30	130,000	139,177
Gold Hill Mesa Metropolitan District No. 2 Series A, GO (B)	5.000	12-01-32	145,000	155,241
Heritage Ridge Metropolitan District Series A, GO (B)	4.000	12-01-29	210,000	222,414
Heritage Ridge Metropolitan District Series A, GO (B)	4.000	12-01-31	240,000	253,385
Heritage Ridge Metropolitan District Series A, GO (B)	4.000	12-01-34	125,000	130,685
Heritage Ridge Metropolitan District Series A, GO (B)	4.000	12-01-42	350,000	339,179
Heritage Ridge Metropolitan District Series A, GO (B)	4.000	12-01-51	850,000	793,206
Park Creek Metropolitan District Series A	5.000	12-01-45	4,265,000	4,377,866
Public Authority for Colorado Energy Natural Gas Revenue	6.250	11-15-28	3,500,000	3,743,740
Rendezvous Residential Metropolitan District GO (B)	2.000	12-01-29	325,000	281,801
Rendezvous Residential Metropolitan District GO (B)	2.125	12-01-30	500,000	431,228
10	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Colorado (continued)
Rendezvous Residential Metropolitan District GO (B)	2.250	12-01-32	450,000	$375,454
South Suburban Park & Recreation District Certificates of Participation	4.000	12-15-41	500,000	478,197
Villages at Castle Rock Metropolitan District No. 6 Cobblestone Ranch Project, Series 2, GO (E)	7.990	12-01-37	3,666,667	1,137,853
Connecticut 1.0%				7,488,377
Connecticut State Health & Educational Facilities Authority Stamford Hospital, Series M	4.000	07-01-38	2,000,000	1,861,105
State of Connecticut Series C, GO	4.000	06-01-39	1,200,000	1,207,580
State of Connecticut Series D, GO	5.000	09-15-30	650,000	745,997
State of Connecticut Bradley International Airport CFC Revenue Ground Transportation Center Project, AMT	5.000	07-01-49	1,500,000	1,491,120
State of Connecticut Special Tax Revenue Series B	5.000	10-01-36	1,000,000	1,092,715
State of Connecticut Special Tax Revenue Series B	5.000	10-01-37	1,000,000	1,089,860
Delaware 0.8%				6,053,544
Delaware River & Bay Authority	5.000	01-01-34	450,000	517,819
Delaware River & Bay Authority	5.000	01-01-35	200,000	227,656
Delaware State Economic Development Authority Acts Retirement Communities, Obligated Group, Series B	5.000	11-15-48	1,950,000	1,881,283
Delaware State Economic Development Authority NRG Energy Project, Series A	1.250	10-01-45	2,000,000	1,807,756
Delaware State Economic Development Authority NRG Energy Project, Series B	1.250	10-01-40	500,000	451,939
Delaware Transportation Authority Transportation System Senior Revenue	3.000	07-01-35	1,225,000	1,167,091
District of Columbia 0.9%				6,489,573
District of Columbia DC Smart Street Lighting Project, AMT	5.000	08-31-28	2,000,000	2,126,552
District of Columbia KIPP DC Project	4.000	07-01-39	1,750,000	1,622,832
District of Columbia Tobacco Settlement Financing Corp. Asset Backed Bonds	6.500	05-15-33	665,000	682,175
Metropolitan Washington DC Airports Authority Series C (B)	6.500	10-01-41	1,815,000	2,058,014
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	11

	Rate (%)	Maturity date	Par value^	Value
Florida 8.6%				$64,610,256
Alachua County Health Facilities Authority Oak Hammock at the University of Florida, Inc. Project	4.000	10-01-40	1,250,000	1,065,257
Alachua County Health Facilities Authority Shands Teaching Hospital & Clinics	5.000	12-01-44	1,000,000	1,005,845
City of Atlantic Beach Fleet Landing Project, Series A	5.000	11-15-48	1,000,000	967,512
City of Jacksonville Series A	5.000	10-01-32	150,000	176,513
County of Broward Port Facilities Revenue, AMT	5.000	09-01-28	500,000	542,665
County of Lee Airport Revenue Series A, AMT	5.000	10-01-30	3,500,000	3,791,927
County of Lee Airport Revenue Series B, AMT	5.000	10-01-28	4,060,000	4,350,702
County of Miami-Dade Seaport Department Series A-1, AMT (B)	4.000	10-01-45	1,000,000	913,513
County of Miami-Dade Seaport Department Series B-2	4.000	10-01-43	2,000,000	1,940,123
County of Miami-Dade Transit System Series A	4.000	07-01-49	900,000	836,491
County of Monroe Airport Revenue Key West International Airport, AMT	5.000	10-01-25	130,000	135,672
County of Monroe Airport Revenue Key West International Airport, AMT	5.000	10-01-26	150,000	157,834
County of Monroe Airport Revenue Key West International Airport, AMT	5.000	10-01-27	175,000	185,762
County of Monroe Airport Revenue Key West International Airport, AMT	5.000	10-01-28	180,000	192,498
County of Monroe Airport Revenue Key West International Airport, AMT	5.000	10-01-29	425,000	458,073
Duval County Public Schools School Board Certificates of Participation Series A (B)(D)	5.000	07-01-30	500,000	566,588
Duval County Public Schools School Board Certificates of Participation Series A (B)(D)	5.000	07-01-31	250,000	283,473
Florida Department of Management Services Certificates of Participation, Series A	3.000	11-01-37	2,315,000	1,954,888
Florida Development Finance Corp. IPS Florida LLC (C)	5.250	06-15-29	700,000	679,284
Florida Development Finance Corp. River City Science Academy	5.000	07-01-31	325,000	334,375
Florida Development Finance Corp. River City Science Academy	5.000	07-01-42	460,000	448,805
Florida Development Finance Corp. Waste Pro USA, Inc. Project, AMT (C)	5.250	08-01-29	1,000,000	949,214
Florida Gulf Coast University Financing Corp. Housing Project, Series A	5.000	02-01-27	805,000	858,598
12	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Florida (continued)
Florida Gulf Coast University Financing Corp. Housing Project, Series A	5.000	02-01-28	400,000	$431,738
Florida Gulf Coast University Financing Corp. Housing Project, Series A	5.000	02-01-29	435,000	474,135
Florida Gulf Coast University Financing Corp. Housing Project, Series A	5.000	02-01-30	440,000	483,140
Florida Gulf Coast University Financing Corp. Housing Project, Series A	5.000	02-01-31	460,000	508,650
Florida Gulf Coast University Financing Corp. Housing Project, Series A	5.000	02-01-32	485,000	537,883
Florida Higher Educational Facilities Financial Authority Jacksonville University (C)	4.500	06-01-33	4,035,000	3,665,306
Hillsborough County Aviation Authority Tampa International Airport, AMT	5.000	10-01-48	2,000,000	2,027,514
Miami Beach Health Facilities Authority Mt. Sinai Medical Center of Florida, Series B	4.000	11-15-51	1,500,000	1,255,484
Miami Beach Redevelopment Agency City Center/Historic Convention Village (B)	5.000	02-01-44	2,500,000	2,512,063
Miami-Dade County Health Facilities Authority Nicklaus Children’s Hospital	5.000	08-01-47	1,500,000	1,513,661
Miami-Dade County Industrial Development Authority Waste Management, Inc.	3.875	09-01-27	1,145,000	1,151,771
Middleton Community Development District A Special Assessment Revenue	5.200	05-01-27	500,000	502,317
Middleton Community Development District A Special Assessment Revenue	5.450	05-01-32	500,000	506,763
Orange County Health Facilities Authority Presbyterian Retirement Communities (D)	4.000	08-01-36	3,500,000	3,175,659
Orange County Health Facilities Authority Presbyterian Retirement Communities	5.000	08-01-47	4,500,000	4,689,528
Palm Beach County Health Facilities Authority Jupiter Medical Center Project, Series A	5.000	11-01-31	200,000	213,903
Palm Beach County Health Facilities Authority Retirement Life Communities, Inc.	5.000	11-15-32	2,345,000	2,360,807
Palm Beach County Health Facilities Authority Toby and Leon Cooperman Sinai Residences	4.000	06-01-26	300,000	289,272
Palm Beach County Health Facilities Authority Toby and Leon Cooperman Sinai Residences	4.000	06-01-31	750,000	672,557
Polk County Industrial Development Authority Mineral Development LLC, AMT (C)	5.875	01-01-33	750,000	749,675
State Board of Administration Finance Corp. Series A	1.705	07-01-27	5,000,000	4,317,747
State of Florida Department of Transportation, Right-of-Way, Series B, GO	4.000	07-01-33	5,815,000	6,111,632
University of Florida Department of Housing & Residence Series A	4.000	07-01-35	3,165,000	3,225,625
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	13

	Rate (%)	Maturity date	Par value^	Value
Florida (continued)
Village Community Development District CDD No. 6 (B)	4.000	05-01-37	435,000	$437,814
Georgia 2.5%				18,587,477
Augusta Development Authority Health System, Inc. Project	5.000	07-01-26	1,775,000	1,762,817
Brookhaven Development Authority Children’s Healthcare of Atlanta, Inc.	1.890	07-01-42	500,000	500,000
Decatur Public Facilities Authority Decatur City Projects, GO	3.000	02-01-47	1,000,000	797,068
Development Authority of Burke County Georgia Power Company Vogtle Project, Fifth Series 1995	2.200	10-01-32	500,000	407,393
Development Authority of Rockdale County Pratt Paper LLC Project, AMT (C)	4.000	01-01-38	1,000,000	902,820
Fulton County Residential Care Facilities for the Elderly Authority Lenbrook Square Foundation, Inc.	5.000	07-01-42	3,250,000	3,109,057
Georgia Ports Authority	4.000	07-01-52	1,000,000	944,346
Main Street Natural Gas, Inc. Series A	4.000	07-01-52	2,000,000	2,003,720
Main Street Natural Gas, Inc. Series A	5.000	05-15-35	1,435,000	1,485,131
Main Street Natural Gas, Inc. Series A	5.000	05-15-43	1,000,000	1,005,841
Municipal Electric Authority of Georgia Series EE (B)	7.250	01-01-24	2,000,000	2,096,192
Municipal Electric Authority of Georgia Series HH	5.000	01-01-29	3,000,000	3,245,517
Private Colleges & Universities Authority Mercer University Project	5.000	10-01-28	300,000	327,575
Guam 0.1%				1,024,555
Guam International Airport Authority Series C, AMT (B)	6.125	10-01-43	180,000	184,420
Guam International Airport Authority Series C, AMT, Prerefunded (B)	6.125	10-01-43	820,000	840,135
Hawaii 0.2%				1,800,924
State of Hawaii Airports System Revenue Series A, AMT	5.000	07-01-48	1,250,000	1,266,580
State of Hawaii Harbor System Revenue Series A, AMT	5.000	07-01-27	500,000	534,344
Illinois 7.9%				59,386,035
Chicago Board of Education Dedicated Capital Improvement	5.000	04-01-42	1,400,000	1,401,472
Chicago Board of Education Dedicated Capital Improvement	6.000	04-01-46	3,500,000	3,638,709
Chicago Board of Education Series B, GO	4.000	12-01-38	2,000,000	1,778,386
14	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Illinois (continued)
Chicago Board of Education Series B, GO	5.000	12-01-30	1,000,000	$1,004,694
Chicago O’Hare International Airport Customer Facility Charge (B)	5.500	01-01-43	2,000,000	2,001,680
Chicago O’Hare International Airport Series A, AMT	5.000	01-01-48	1,500,000	1,520,652
Chicago O’Hare International Airport Series D	5.000	01-01-52	3,670,000	3,724,527
City of Chicago 2nd Lien Project	3.150	11-01-24	500,000	499,792
City of Chicago Series A, GO	5.000	01-01-29	4,000,000	4,085,021
City of Chicago Series A, GO	5.000	01-01-31	1,000,000	1,017,785
City of Chicago Series C	5.000	01-01-39	3,000,000	3,013,248
County of Cook Series B	5.000	11-15-29	225,000	249,161
Illinois Finance Authority Dominican University	5.000	03-01-27	510,000	522,379
Illinois Finance Authority Dominican University	5.000	03-01-29	560,000	574,706
Illinois Finance Authority Dominican University	5.000	03-01-31	620,000	636,282
Illinois Finance Authority Field Museum of Natural History (SOFR + 1.200%) (A)	3.860	11-01-34	1,970,000	1,960,415
Illinois Finance Authority Joan W. and Irving B. Harris Theater for Music and Dance Project	1.850	03-01-40	200,000	200,000
Illinois State Toll Highway Authority Series A	5.000	01-01-45	2,365,000	2,496,812
Metropolitan Pier & Exposition Authority McCormick Place Expansion	4.000	12-15-42	1,000,000	898,110
Metropolitan Pier & Exposition Authority McCormick Place Expansion (D)	5.000	12-15-27	3,345,000	3,481,384
Sales Tax Securitization Corp. Series A	4.000	01-01-39	750,000	723,844
Sales Tax Securitization Corp. Series A	5.000	01-01-32	905,000	962,496
Sales Tax Securitization Corp. Series A	5.000	01-01-36	1,000,000	1,048,449
Sales Tax Securitization Corp. Series A	5.000	01-01-37	4,215,000	4,396,549
State of Illinois Series A, GO	5.000	10-01-28	1,750,000	1,837,281
State of Illinois Series A, GO	5.000	05-01-34	2,000,000	2,064,247
State of Illinois Series B, GO	4.000	11-01-35	2,000,000	1,882,201
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	15

	Rate (%)	Maturity date	Par value^	Value
Illinois (continued)
State of Illinois Series B, GO	5.000	10-01-30	2,000,000	$2,125,468
State of Illinois Series D, GO	3.250	11-01-26	2,815,000	2,749,965
State of Illinois, GO (B)	4.000	02-01-31	1,000,000	989,146
State of Illinois, GO (B)	5.500	07-01-38	1,000,000	1,005,549
State of Illinois, GO	5.500	07-01-38	1,000,000	1,005,324
Winnebago & Boone Counties School District No 205 Rockford, GO (B)	5.000	02-01-32	3,500,000	3,890,301
Indiana 0.4%				2,930,775
Indiana Finance Authority Ohio Valley Electric Corp. Project, Series A	4.250	11-01-30	1,000,000	971,766
Indiana Finance Authority Polyflow Industry Project, AMT (C)	7.000	03-01-39	1,250,000	940,249
Indiana Finance Authority University Evansville Project, Series A	5.000	09-01-24	500,000	508,088
Indiana Finance Authority University Evansville Project, Series A	5.000	09-01-25	500,000	510,672
Iowa 0.4%				3,160,555
Harlan Community School District, GO (B)(D)	4.000	06-01-32	515,000	544,715
Harlan Community School District, GO (B)(D)	4.000	06-01-33	540,000	567,325
PEFA, Inc. Gas Project Revenue	5.000	09-01-49	2,000,000	2,048,515
Kansas 0.1%				805,190
City of Prairie Village Meadowbrook TIF Project	2.875	04-01-30	920,000	805,190
Kentucky 1.0%				7,834,293
County of Trimble Louisville Gas and Electric Company, AMT	1.300	09-01-44	2,500,000	2,093,223
Eastern Kentucky University Series A	5.000	04-01-27	480,000	516,338
Kentucky Municipal Power Agency Prairie State Project, Series A	4.000	09-01-45	500,000	473,386
Kentucky Public Energy Authority Series C	4.000	08-01-24	635,000	635,533
Kentucky Public Energy Authority Series C	4.000	08-01-25	600,000	599,597
Kentucky Turnpike Authority Revitalization Projects, Series 2022-A	5.000	07-01-32	2,000,000	2,287,797
Woodford County School District Finance Corp. Series A (B)	6.000	08-01-31	1,015,000	1,228,419
Louisiana 1.8%				13,352,312
City of Shreveport Water & Sewer Revenue	5.000	12-01-40	1,000,000	1,056,820
16	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Louisiana (continued)
Louisiana Local Government Environmental Facilities & Community Development Authority Entergy Louisiana LLC Project, Series A	2.000	06-01-30	770,000	$665,334
Louisiana Local Government Environmental Facilities & Community Development Authority Louisiana Insurance Guaranty Association Project, Series B	5.000	08-15-32	5,000,000	5,323,834
Louisiana Public Facilities Authority Ochsner Clinic Foundation Project	5.000	05-15-42	2,500,000	2,569,237
New Orleans Aviation Board Parking Facilities Corp. Consolidated Garage System (B)	5.000	10-01-48	1,000,000	1,039,048
New Orleans Aviation Board Series B, AMT	5.000	01-01-48	500,000	502,432
St. James Parish NuStar Logistics LP Project (C)	5.850	08-01-41	1,000,000	1,025,616
State of Louisiana Gasoline & Fuels Tax Revenue Series B	3.000	05-01-41	1,420,000	1,169,991
Maryland 0.9%				6,699,591
City of Gaithersburg Asbury Maryland Obligated Group	5.000	01-01-37	2,000,000	1,999,864
County of Howard Consolidated Public Improvement Project, Series A, GO	4.000	08-15-37	1,000,000	1,032,598
Maryland Economic Development Corp. Morgan St. University Project, Series A	5.250	07-01-31	500,000	540,473
Maryland Economic Development Corp. Morgan St. University Project, Series A	5.250	07-01-32	500,000	541,452
Maryland Economic Development Corp. Morgan St. University Project, Series A	5.250	07-01-33	500,000	538,180
Maryland Health & Higher Educational Facilities Authority Broadmead Issue, Series A	5.000	07-01-48	1,000,000	1,007,217
Maryland Health & Higher Educational Facilities Authority University of Maryland Medical System, Series B-1	5.000	07-01-45	1,000,000	1,039,807
Massachusetts 4.3%				32,100,927
Commonwealth of Massachusetts Series D, GO	4.000	11-01-35	1,000,000	1,041,950
Commonwealth of Massachusetts Transportation Fund Revenue Rail Enhancement and Accelerated Bridge Programs, Series A	5.000	06-01-42	3,385,000	3,571,627
Massachusetts Bay Transportation Authority Sales Tax Revenue Series A 1	4.000	07-01-36	2,900,000	2,978,891
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	17

	Rate (%)	Maturity date	Par value^	Value
Massachusetts (continued)
Massachusetts Development Finance Agency Boston Medical Center, Series D	5.000	07-01-44	3,385,000	$3,402,751
Massachusetts Development Finance Agency Boston University, Series BB1	5.000	10-01-46	630,000	662,443
Massachusetts Development Finance Agency Carleton-Willard Village Homes, Inc.	5.000	12-01-42	1,050,000	1,071,285
Massachusetts Development Finance Agency Dana Farber Cancer Institute, Series N	5.000	12-01-41	3,000,000	3,069,447
Massachusetts Development Finance Agency NewBridge on the Charles, Inc. (C)	5.000	10-01-47	2,060,000	2,096,092
Massachusetts Development Finance Agency Northeastern University	5.000	10-01-31	1,000,000	1,150,046
Massachusetts Development Finance Agency Suffolk University	5.000	07-01-35	870,000	908,270
Massachusetts Development Finance Agency UMass Memorial Health Care, Series I	5.000	07-01-46	1,500,000	1,514,222
Massachusetts Development Finance Agency Worcester Polytechnic Institute	5.000	09-01-45	1,745,000	1,794,599
Massachusetts Educational Financing Authority Issue I, AMT	5.000	01-01-25	2,000,000	2,059,209
Massachusetts Educational Financing Authority Series A, AMT	3.625	07-01-32	45,000	43,546
Massachusetts Educational Financing Authority Series B, AMT	5.000	07-01-24	350,000	359,673
Massachusetts Housing Finance Agency Series 162	3.450	12-01-37	1,395,000	1,299,715
Massachusetts Port Authority BOSFuel Project, Series A, AMT	5.000	07-01-39	1,000,000	1,037,251
Massachusetts Port Authority BOSFuel Project, Series A, AMT	5.000	07-01-49	1,000,000	1,014,491
Massachusetts Port Authority Series C	5.000	07-01-30	1,000,000	1,084,566
Massachusetts School Building Authority Series B	5.000	11-15-36	1,820,000	1,940,853
Michigan 2.8%				21,148,918
Bloomfield Hills School District, GO (D)	5.000	05-01-31	1,150,000	1,289,257
City of Detroit, GO	5.000	04-01-24	300,000	305,195
City of Detroit, GO	5.000	04-01-26	660,000	682,152
City of Detroit, GO	5.000	04-01-30	800,000	837,158
Detroit City School District School Building and Site Improvement, Series A, GO (B)	5.250	05-01-32	1,280,000	1,464,302
Detroit Downtown Development Authority Catalyst Development Project, Series A (B)	5.000	07-01-43	1,000,000	1,004,460
Great Lakes Water Authority Sewage Disposal System Revenue Series C	5.000	07-01-35	4,000,000	4,210,258
18	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Michigan (continued)
Great Lakes Water Authority Water Supply System Revenue Series A	5.000	07-01-45	500,000	$535,454
Michigan Finance Authority Beaumont-Spectrum Consolidation (SIFMA + 0.750%) (A)	2.650	04-15-47	1,750,000	1,735,667
Michigan Finance Authority Henry Ford Health System, Series A	5.000	11-15-48	1,000,000	1,015,376
Michigan Finance Authority Lawrence Technological University	4.000	02-01-32	205,000	190,603
Michigan Finance Authority Lawrence Technological University	4.000	02-01-42	540,000	448,738
Michigan Finance Authority Local Government Loan Program (B)	5.000	07-01-36	250,000	255,589
Michigan Finance Authority Local Government Loan Program, Series F-1	4.500	10-01-29	1,500,000	1,501,760
Michigan Finance Authority McLaren Healthcare Hospital, Series A	5.000	05-15-38	1,460,000	1,491,350
Michigan Finance Authority Series A-1	4.000	06-01-49	1,800,000	1,488,947
Michigan State University Series C	4.000	02-15-39	2,000,000	2,008,139
Oakland University Series B (D)	5.000	03-01-34	615,000	684,513
Minnesota 0.4%				2,761,596
Minnesota Housing Finance Agency Series A	2.950	02-01-46	888,568	832,668
Minnesota Housing Finance Agency Series G	1.900	01-01-34	700,000	700,000
Woodbury Housing & Redevelopment Authority St. Therese of Woodbury	5.000	12-01-34	500,000	452,102
Woodbury Housing & Redevelopment Authority St. Therese of Woodbury	5.125	12-01-44	920,000	776,826
Mississippi 0.4%				2,945,136
Mississippi Business Finance Corp. System Energy Resources, Inc. Project	2.375	06-01-44	1,595,000	1,053,693
Mississippi Development Bank Magnolia Regional Health Center Project (C)	4.000	10-01-41	1,000,000	824,151
State of Mississippi Series A	5.000	10-15-37	1,000,000	1,067,292
Missouri 1.3%				9,817,600
Kansas City Industrial Development Authority Kansas City International Airport Terminal, AMT	4.000	03-01-45	1,000,000	902,759
Missouri Development Finance Board Infrastructure Facilities Revenue (B)	5.000	06-01-28	2,000,000	2,167,556
Missouri Development Finance Board St. Louis Zoo Projects	5.000	05-01-31	1,000,000	1,120,865
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	19

	Rate (%)	Maturity date	Par value^	Value
Missouri (continued)
Missouri Development Finance Board St. Louis Zoo Projects	5.000	05-01-32	1,145,000	$1,291,291
Missouri Joint Municipal Electric Utility Commission MoPEP Facilities (D)	5.000	12-01-28	750,000	822,781
Missouri Joint Municipal Electric Utility Commission MoPEP Facilities (D)	5.000	12-01-31	1,000,000	1,123,466
Missouri Joint Municipal Electric Utility Commission MoPEP Facilities (D)	5.000	12-01-32	500,000	563,488
Missouri Joint Municipal Electric Utility Commission MoPEP Facilities (D)	5.000	12-01-34	735,000	812,018
Ozark Reorganized School District No. R-06 School Building, GO (B)	6.000	03-01-32	825,000	1,013,376
Nevada 1.0%				7,440,635
City of Henderson Series A-1, GO	4.000	06-01-36	1,000,000	1,027,999
County of Clark Department of Aviation Series A, AMT	5.000	07-01-26	1,000,000	1,052,061
Las Vegas Valley Water District Series C, GO	4.000	06-01-39	3,000,000	3,058,866
Washoe County School District School Improvement, Series A, GO (B)	3.000	06-01-34	2,490,000	2,301,709
New Hampshire 0.5%				3,548,066
New Hampshire Health and Education Facilities Authority Act Dartmouth Hitchcock Group, Series A	5.000	08-01-34	3,405,000	3,548,066
New Jersey 2.9%				21,470,140
Casino Reinvestment Development Authority, Inc. Luxury Tax Revenue	5.250	11-01-39	2,520,000	2,565,641
County of Somerset Series A & C, GO	3.000	07-15-30	1,010,000	1,002,652
New Jersey Economic Development Authority Municipal Rehabilitation, Series A	5.250	04-01-28	1,600,000	1,757,251
New Jersey Economic Development Authority Port Newark Container Terminal LLC, AMT	5.000	10-01-47	2,000,000	1,958,086
New Jersey Economic Development Authority Series DDD	5.000	06-15-42	1,000,000	1,019,091
New Jersey Economic Development Authority The Geothals Bridge Replacement P3 Project, AMT	5.375	01-01-43	1,500,000	1,502,264
New Jersey Transportation Trust Fund Authority Series A	4.000	06-15-35	2,255,000	2,230,065
New Jersey Transportation Trust Fund Authority Series AA	5.000	06-15-44	1,415,000	1,423,486
20	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
New Jersey (continued)
New Jersey Transportation Trust Fund Authority Series AA	5.250	06-15-43	1,000,000	$1,038,551
New Jersey Transportation Trust Fund Authority Series BB-1	5.000	06-15-29	1,700,000	1,854,497
New Jersey Transportation Trust Fund Authority Series C (B)(E)	4.187	12-15-31	750,000	514,825
State of New Jersey Series A, GO	5.000	06-01-27	2,000,000	2,187,555
Tobacco Settlement Financing Corp. Series B	5.000	06-01-46	2,500,000	2,416,176
New Mexico 0.2%				1,161,303
City of Albuquerque Transportation Infrastructure	4.000	07-01-33	1,000,000	1,040,792
New Mexico Educational Assistance Foundation Education Loan, Series A-1, AMT	3.875	04-01-34	120,000	120,511
New York 9.2%				69,528,261
Chautauqua County Capital Resource Corp. NRG Energy Project	1.300	04-01-42	2,000,000	1,977,224
City of New York Fiscal 2021, Series 3, GO	2.100	04-01-42	1,800,000	1,800,000
City of New York Fiscal 2021, Series C, GO	4.000	08-01-37	1,500,000	1,506,643
City of Yonkers Series F, GO (B)	5.000	11-15-28	250,000	277,823
City of Yonkers Series F, GO (B)	5.000	11-15-29	250,000	280,813
City of Yonkers Series F, GO (B)	5.000	11-15-29	390,000	438,068
City of Yonkers Series F, GO (B)	5.000	11-15-30	375,000	424,846
City of Yonkers Series F, GO (B)	5.000	11-15-31	300,000	344,157
City of Yonkers Series F, GO (B)	5.000	11-15-32	250,000	288,942
City of Yonkers Series G, GO (B)	5.000	11-15-30	410,000	464,499
City of Yonkers Series G, GO (B)	5.000	11-15-31	430,000	493,655
City of Yonkers Series G, GO (B)	5.000	11-15-32	200,000	231,154
Dutchess County Local Development Corp. Nuvance Health, Series B	4.000	07-01-49	1,000,000	863,045
Long Island Power Authority Series C (SIFMA + 0.450%) (A)	0.000	09-01-38	1,000,000	986,605
Metropolitan Transportation Authority Series A-2	5.000	11-15-27	1,250,000	1,301,843
Metropolitan Transportation Authority Series C (B)	4.000	11-15-47	2,300,000	2,087,731
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	21

	Rate (%)	Maturity date	Par value^	Value
New York (continued)
Metropolitan Transportation Authority Series C-1	5.000	11-15-23	1,350,000	$1,370,294
Metropolitan Transportation Authority Series C-1	5.000	11-15-30	500,000	511,528
New York City Industrial Development Agency Yankee Stadium Project Pilot (B)	5.000	03-01-28	350,000	380,969
New York City Municipal Water Finance Authority 2nd General Resolution Fiscal 2021, Series AA-2	4.000	06-15-43	1,225,000	1,209,281
New York City Municipal Water Finance Authority 2nd General Resolution Fiscal 2021, Series CC-1	5.000	06-15-51	2,925,000	3,126,096
New York City Transitional Finance Authority Future Tax Subordinated Bonds, Series A	4.000	11-01-38	1,000,000	999,934
New York City Transitional Finance Authority Future Tax Subordinated Bonds, Series A	5.000	11-01-29	1,000,000	1,142,085
New York City Transitional Finance Authority Future Tax Subordinated Bonds, Series C-1	4.000	11-01-38	3,010,000	3,009,801
New York City Transitional Finance Authority Future Tax Subordinated Bonds, Series C-1	4.000	05-01-40	350,000	344,797
New York City Transitional Finance Authority Future Tax Subordinated Bonds, Series C-1	4.000	05-01-45	250,000	239,633
New York City Transitional Finance Authority Future Tax Subordinated Bonds, Series C-1	5.000	05-01-41	300,000	325,623
New York Liberty Development Corp. World Trade Center, Class 2-3 (C)	5.150	11-15-34	2,500,000	2,477,941
New York Power Authority Series A	4.000	11-15-45	500,000	488,263
New York State Dormitory Authority Garnet Health Medical Center (C)	5.000	12-01-40	1,000,000	981,360
New York State Dormitory Authority General Purpose, Series A	4.000	03-15-37	2,500,000	2,525,801
New York State Dormitory Authority General Purpose, Series D	4.000	02-15-39	2,500,000	2,502,602
New York State Dormitory Authority Northwell Health Obligation Group	5.000	05-01-37	1,000,000	1,063,829
New York State Dormitory Authority Series A	4.000	03-15-37	1,000,000	1,009,783
New York State Dormitory Authority Teachers College	4.000	07-01-46	750,000	699,490
New York State Environmental Facilities Corp. Casella Waste System, Inc. Project, AMT	2.750	09-01-50	3,595,000	3,405,318
New York State Environmental Facilities Corp. Series B	4.000	06-15-37	1,000,000	1,017,691
New York State Housing Finance Agency 29 Flatbush Avenue Housing, Series A	1.840	11-01-44	500,000	500,000
New York State Urban Development Corp. Series C	5.000	03-15-31	1,745,000	2,003,367
22	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
New York (continued)
New York Transportation Development Corp. American Airlines Inc., John F. Kennedy International Airport, AMT	2.250	08-01-26	405,000	$378,344
New York Transportation Development Corp. Delta Airlines, Inc., Laguardia Airport, AMT	4.000	01-01-36	2,000,000	1,860,601
New York Transportation Development Corp. Delta Airlines, Inc., Laguardia Airport, AMT	5.000	01-01-23	2,000,000	2,000,946
New York Transportation Development Corp. John F. Kennedy International Airport Project, Terminal 4, AMT	4.000	12-01-42	600,000	523,373
New York Transportation Development Corp. John F. Kennedy International Airport Project, Terminal 4, AMT	5.000	12-01-24	1,250,000	1,282,742
New York Transportation Development Corp. John F. Kennedy International Airport Project, Terminal 4, AMT	5.000	12-01-25	1,100,000	1,136,954
New York Transportation Development Corp. Laguardia Airport Terminal B Redevelopment Project, AMT	5.000	07-01-46	2,500,000	2,480,076
New York Transportation Development Corp. New York State Thruway Service Areas Project, AMT	2.500	10-31-31	500,000	424,171
Niagara Area Development Corp. Covanta Project, Series A, AMT (C)	4.750	11-01-42	1,500,000	1,351,381
Port Authority of New York & New Jersey Series 198	5.250	11-15-56	3,000,000	3,144,428
Schenectady County Capital Resource Corp. Union College Project	5.000	07-01-32	400,000	459,758
Suffolk Tobacco Asset Securitization Corp. New York Tobacco Settlement Asset Backed Subordinated, Series B-1	4.000	06-01-50	500,000	500,366
Triborough Bridge & Tunnel Authority MTA Bridges & Tunnels, Series A	4.000	11-15-54	500,000	458,194
Triborough Bridge & Tunnel Authority MTA Bridges & Tunnels, Series A	5.000	11-15-49	500,000	530,602
Triborough Bridge & Tunnel Authority Series A-1	4.000	05-15-46	250,000	240,489
Troy Capital Resource Corp. Revenue Rensselaer Polytechnic Institute, Series A	5.000	09-01-30	1,400,000	1,539,467
Troy Capital Resource Corp. Revenue Rensselaer Polytechnic Institute, Series A	5.000	09-01-39	1,775,000	1,859,297
TSASC, Inc. Series B	5.000	06-01-23	2,500,000	2,492,829
Westchester County Local Development Corp. Purchase Senior Learning Community Inc. Project, Series B (C)	3.600	07-01-29	2,000,000	1,761,709
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	23

	Rate (%)	Maturity date	Par value^	Value
North Carolina 1.1%				$8,122,122
University of North Carolina at Chapel Hill Series B	1.000	02-15-31	5,000,000	5,000,000
University of North Carolina at Charlotte UNC Board of Governors	5.000	10-01-42	2,955,000	3,122,122
Ohio 3.9%				29,206,836
American Municipal Power, Inc. Prairie State Energy Campus Project, Series A	4.000	02-15-35	890,000	892,997
Austintown Local School District Certificates of Participation	4.000	12-01-42	500,000	454,463
City of Cleveland Series A, GO	5.000	12-01-44	625,000	684,181
City of Cleveland Series A, GO	5.000	12-01-51	1,000,000	1,084,354
City of Salem Salem Community Center, Inc. Project	1.950	06-01-27	500,000	500,000
Cleveland-Cuyahoga County Port Authority Cleveland Museum of Natural History	4.000	07-01-46	1,000,000	900,400
County of Hamilton Life Enriching Communities	5.000	01-01-46	1,000,000	909,516
County of Hamilton TriHealth, Inc. Obligation Group Project, Series A	5.000	08-15-42	4,000,000	4,082,088
Lancaster Port Authority Series A	5.000	08-01-49	1,000,000	1,024,225
Miami University Series A	5.000	09-01-34	1,000,000	1,122,781
Ohio Air Quality Development Authority American Electric Power Company	1.900	05-01-26	2,000,000	1,920,678
Ohio Air Quality Development Authority American Electric Power Company, AMT	2.100	04-01-28	1,500,000	1,444,207
Ohio Air Quality Development Authority Duke Energy Corp. Project, AMT	4.250	11-01-39	1,000,000	994,829
Ohio Air Quality Development Authority Duke Energy Corp. Project, Series 2022-B	4.000	09-01-30	1,000,000	1,001,309
Ohio Air Quality Development Authority Pratt Paper LLC Project, AMT (C)	4.250	01-15-38	1,000,000	929,081
Ohio Turnpike & Infrastructure Commission Infrastructure Projects, Series A	5.000	02-15-39	1,000,000	1,128,408
Ohio Water Development Authority Drinking Water Assistance Fund, Series A (D)	5.000	06-01-28	250,000	279,577
Ohio Water Development Authority Drinking Water Assistance Fund, Series A (D)	5.000	06-01-29	1,050,000	1,194,078
Ohio Water Development Authority Drinking Water Assistance Fund, Series A (D)	5.000	06-01-30	900,000	1,038,697
Ohio Water Development Authority Drinking Water Assistance Fund, Series A (D)	5.000	06-01-31	700,000	819,178
Ohio Water Development Authority Drinking Water Assistance Fund, Series A (D)	5.000	12-01-32	650,000	773,928
24	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Ohio (continued)
State of Ohio Highway Capital Improvement, Series W, GO	5.000	05-01-32	620,000	$707,521
State of Ohio Portsmouth Bypass Project, AMT (B)	5.000	12-31-35	750,000	765,169
State of Ohio Portsmouth Bypass Project, AMT	5.000	12-31-39	2,050,000	2,055,171
State of Ohio University Hospitals Health System, Inc.	2.250	01-15-45	2,500,000	2,500,000
Oklahoma 1.3%				9,577,545
Garfield County Industrial Authority Oklahoma Gas & Electric Company Project, Series A	2.080	01-01-25	1,100,000	1,100,000
Kay County Public Buildings Authority Ponca City Public Schools Project	5.000	09-01-27	2,000,000	2,134,583
McClain County Economic Development Authority Washington Public Schools Project	4.000	09-01-34	1,810,000	1,871,457
Oklahoma Development Finance Authority OU Medicine Project, Series B	5.000	08-15-38	2,150,000	1,926,255
Stephens County Educational Facilities Authority Marlow Public Schools Project	5.000	09-01-27	500,000	538,412
Tulsa County Industrial Authority Montereau, Inc. Project	5.250	11-15-37	1,000,000	1,009,512
Tulsa County Industrial Authority Montereau, Inc. Project	5.250	11-15-45	1,000,000	997,326
Oregon 0.6%				4,167,484
City of Forest Grove Pacific University, Series 2022-A	4.000	05-01-34	1,340,000	1,269,113
Port of Portland Airport Revenue Series 24B, AMT	5.000	07-01-42	2,500,000	2,545,172
Union County Hospital Facility Authority Grande Ronde Hospital Project	5.000	07-01-28	150,000	157,880
Union County Hospital Facility Authority Grande Ronde Hospital Project	5.000	07-01-29	185,000	195,319
Pennsylvania 3.9%				29,336,077
Allegheny County Higher Education Building Authority Duquesne University, Series 2022-A (D)	5.000	03-01-33	610,000	689,700
Allegheny County Hospital Development Authority Series D2D (SIFMA + 0.580%) (A)	2.620	11-15-26	1,000,000	973,243
Allegheny County Sanitary Authority Series A	5.000	06-01-26	500,000	537,981
Berks County Industrial Development Authority Tower Health Project	3.750	11-01-42	740,000	421,009
Berks County Industrial Development Authority Tower Health Project	5.000	11-01-47	1,390,000	941,766
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	25

	Rate (%)	Maturity date	Par value^	Value
Pennsylvania (continued)
Chester County Industrial Development Authority Longwood Gardens, Inc., Project	4.000	12-01-46	1,250,000	$1,163,968
City of Philadelphia Series A, GO	5.000	05-01-34	2,010,000	2,229,494
City of Philadelphia Series A, GO	5.000	07-15-38	2,000,000	2,053,669
City of Philadelphia Airport Revenue Private Activity, AMT (B)	4.000	07-01-46	1,100,000	992,671
Delaware River Port Authority Pennsylvania and New Jersey Port District Project (D)	5.000	01-01-26	1,500,000	1,600,216
Delaware River Port Authority Pennsylvania and New Jersey Port District Project (D)	5.000	01-01-27	1,250,000	1,353,818
Greater Greensburg Sewer Authority Series A (B)	5.000	03-15-30	110,000	122,739
Greater Greensburg Sewer Authority Series B (B)	5.000	03-15-33	100,000	114,578
Greater Greensburg Sewer Authority Series C (B)	5.000	03-15-34	245,000	277,937
Lancaster County Hospital Authority Brethren Village Project	5.250	07-01-41	1,465,000	1,363,001
Montgomery County Higher Education & Health Authority Thomas Jefferson University, Series B	4.000	05-01-35	600,000	592,777
Pennsylvania Economic Development Financing Authority PPL Electric Utilities Corp.	0.400	10-01-23	1,000,000	971,059
Pennsylvania Turnpike Commission Series A	5.000	12-01-44	1,000,000	1,039,467
Pennsylvania Turnpike Commission Series B (D)	5.000	12-01-29	250,000	283,174
Pennsylvania Turnpike Commission Series B (D)	5.000	12-01-30	250,000	286,630
Pennsylvania Turnpike Commission Series B (D)	5.000	12-01-31	250,000	290,114
Pennsylvania Turnpike Commission Series B (D)	5.000	12-01-32	250,000	290,685
Pennsylvania Turnpike Commission Series B (D)	5.000	12-01-33	250,000	290,683
Pennsylvania Turnpike Commission Series B (D)	5.000	12-01-34	250,000	285,840
Pennsylvania Turnpike Commission Series B (D)	5.000	12-01-35	250,000	284,188
Pennsylvania Turnpike Commission Series C	5.000	12-01-44	1,630,000	1,657,233
Philadelphia Authority for Industrial Development Holy Family University Project (D)	5.000	09-01-27	615,000	646,013
26	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Pennsylvania (continued)
Philadelphia Authority for Industrial Development Holy Family University Project (D)	5.000	09-01-28	645,000	$682,803
Philadelphia Authority for Industrial Development Holy Family University Project (D)	5.000	09-01-29	680,000	724,144
Philadelphia Gas Works Company 1998 General Ordinance, Fifteenth Series	5.000	08-01-42	2,000,000	2,079,970
Sports & Exhibition Authority of Pittsburgh and Allegheny County Series B (B)	5.000	02-01-28	3,425,000	3,711,979
Sports & Exhibition Authority of Pittsburgh and Allegheny County Series B (B)	5.000	02-01-29	350,000	383,528
Puerto Rico 1.5%				11,291,516
Puerto Rico Commonwealth CW Guarantee Bond Claims, GO	0.010	11-01-43	4,163,914	1,894,581
Puerto Rico Commonwealth Series A, GO (E)	5.426	07-01-24	28,321	26,014
Puerto Rico Commonwealth Series A, GO (E)	5.775	07-01-33	109,001	59,649
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-33	84,700	73,618
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-35	76,134	64,743
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-37	65,344	54,441
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-41	88,842	71,143
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-46	92,394	71,065
Puerto Rico Commonwealth Series A-1, GO	5.375	07-01-25	94,333	95,626
Puerto Rico Commonwealth Series A-1, GO	5.625	07-01-27	93,478	95,628
Puerto Rico Commonwealth Series A-1, GO	5.625	07-01-29	91,962	94,112
Puerto Rico Commonwealth Series A-1, GO	5.750	07-01-31	89,322	91,565
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1	4.500	07-01-34	2,000,000	1,883,084
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1 (E)	5.105	07-01-31	2,989,000	1,937,467
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1 (E)	5.954	07-01-51	1,400,000	261,677
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-2	4.329	07-01-40	3,000,000	2,710,262
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-2	4.329	07-01-40	2,000,000	1,806,841
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	27

	Rate (%)	Maturity date	Par value^	Value
Rhode Island 0.2%				$1,869,189
Tobacco Settlement Financing Corp. Series B	4.500	06-01-45	1,885,000	1,869,189
South Carolina 0.9%				7,165,554
City of Columbia Waterworks & Sewer System Revenue (D)	5.000	02-01-34	165,000	193,156
City of Columbia Waterworks & Sewer System Revenue (D)	5.000	02-01-35	250,000	290,213
City of Columbia Waterworks & Sewer System Revenue (D)	5.000	02-01-36	300,000	346,302
Richland County School District No. 2 Series A, GO	3.000	03-01-33	3,470,000	3,296,117
South Carolina Jobs-Economic Development Authority Last Step Recycling Project, Series A, AMT (C)	6.250	06-01-40	1,000,000	750,699
South Carolina Public Service Authority Santee Cooper, Series A	4.000	12-01-37	1,000,000	975,445
Town of Summerville Limited Obligation Tax Increment	5.000	10-01-31	315,000	357,047
Town of Summerville Limited Obligation Tax Increment	5.000	10-01-32	270,000	308,541
Town of Summerville Limited Obligation Tax Increment	5.000	10-01-33	570,000	648,034
Tennessee 2.8%				21,245,096
City of Lenoir Electric System Revenue	4.000	06-01-36	500,000	510,976
City of Lenoir Electric System Revenue	4.000	06-01-37	500,000	508,202
City of Lenoir Electric System Revenue	5.000	06-01-35	325,000	364,085
County of Hamblen, GO	4.000	05-01-45	3,230,000	3,136,857
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Vanderbilt University Medical Center, Series A	5.000	07-01-46	2,050,000	2,076,848
Metropolitan Nashville Airport Authority Series B, AMT (D)	5.000	07-01-29	2,000,000	2,155,606
Metropolitan Nashville Airport Authority Series B, AMT (D)	5.000	07-01-30	1,605,000	1,740,769
Metropolitan Nashville Airport Authority Series B, AMT (D)	5.000	07-01-31	1,600,000	1,749,345
Metropolitan Nashville Airport Authority Series B, AMT (D)	5.250	07-01-32	850,000	951,782
Metropolitan Nashville Airport Authority Series B, AMT (D)	5.250	07-01-33	900,000	997,301
Tennergy Corp. Series A	5.000	02-01-50	2,000,000	2,041,783
Tennessee Energy Acquisition Corp. Gas Supply Revenue	4.000	11-01-49	5,035,000	5,011,542
28	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Texas 9.7%				$73,212,430
Alamo Community College District, GO	4.000	08-15-38	1,920,000	1,933,811
Board of Regents of the University of Texas System Series B	1.700	08-01-25	400,000	400,000
Bullard Independent School District Adjusted School Building, GO	2.750	02-15-52	500,000	495,406
Central Texas Regional Mobility Authority Series A	5.000	01-01-45	500,000	529,586
Central Texas Turnpike System Series C	5.000	08-15-42	2,000,000	2,023,305
Chambers County Improvement District No. 1, GO	4.000	09-01-45	850,000	809,471
City of Austin Electric Utility Revenue (B)	5.000	11-15-37	5,000,000	5,009,049
City of Austin Water & Wastewater System Revenue (D)	5.000	11-15-28	3,000,000	3,325,013
City of Austin Water & Wastewater System Revenue (D)	5.000	11-15-29	3,000,000	3,373,574
City of Austin Water & Wastewater System Revenue, Series A	3.200	05-15-28	975,000	977,989
City of Houston Airport System Revenue United Airlines, Inc. Terminal Project, Series C, AMT	5.000	07-15-28	4,400,000	4,449,137
City of San Antonio Electric & Gas Systems Revenue	5.000	02-01-48	5,000,000	5,020,870
Clifton Higher Education Finance Corp. Idea Public Shools, Series T	4.000	08-15-42	1,000,000	1,001,113
Clifton Higher Education Finance Corp. International Leadership of Texas, Inc.	4.000	08-15-42	1,000,000	1,001,113
Comal County Water Control & Improvement District No 6 Series A, GO (B)(D)	4.375	03-01-32	1,480,000	1,515,418
County of Collin Permanent Improvement, GO	3.000	02-15-38	1,000,000	860,257
County of Collin Permanent Improvement, GO	3.000	02-15-39	1,000,000	843,210
Dallas/Fort Worth International Airport Series D	5.250	11-01-32	5,000,000	5,096,355
Fort Bend County Municipal Utility District No. 182, GO (B)	5.250	09-01-27	975,000	1,059,652
Fort Bend County Municipal Utility District No. 182, GO (B)	5.250	09-01-28	1,090,000	1,199,537
Grand Parkway Transportation Corp. Series B	5.000	04-01-53	4,000,000	4,080,526
Gulf Coast Authority Series B	5.000	10-01-32	450,000	521,613
Gulf Coast Authority Series B	5.000	10-01-33	520,000	604,916
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	29

	Rate (%)	Maturity date	Par value^	Value
Texas (continued)
Gulf Coast Industrial Development Authority CITGO Petroleum Corp. Project, AMT	8.000	04-01-28	2,130,000	$2,131,764
Harris County Cultural Education Facilities Finance Corp. Brazos Presbyterian Homes, Inc. Project	5.000	01-01-48	1,000,000	844,898
Harris County Cultural Education Facilities Finance Corp. Memorial Hermann Healthcare System Project (SIFMA + 0.850%) (A)	2.750	07-01-49	2,500,000	2,455,173
Harris County Municipal Utility District No 489, GO (B)	3.000	09-01-24	1,000,000	998,024
Harris County Municipal Utility District No 489, GO (B)	4.000	09-01-30	600,000	621,888
Harris County Municipal Utility District No 489, GO (B)	4.125	09-01-31	780,000	809,047
Harris County Municipal Utility District No 489, GO (B)	4.250	09-01-32	730,000	758,343
Lake Houston Redevelopment Authority Tax Increment Contract Revenue	4.000	09-01-32	175,000	167,679
Lake Houston Redevelopment Authority Tax Increment Contract Revenue	4.000	09-01-33	380,000	360,588
Love Field Airport Modernization Corp. General Airport Revenue, AMT	5.000	11-01-25	3,400,000	3,537,019
Lower Colorado River Authority LCRA Transmission Services Corp.	5.000	05-15-44	1,000,000	1,029,708
Matagorda County Navigation District No. 1 Central Power and Light Company, AMT	0.900	05-01-30	500,000	490,910
New Hope Cultural Education Facilities Finance Corp. Westminster Manor Project	4.000	11-01-36	1,890,000	1,648,541
Northlake Municipal Management District No. 2, GO (B)	5.000	03-01-32	335,000	360,800
Northlake Municipal Management District No. 2, GO (B)	5.000	03-01-33	350,000	375,924
Northlake Municipal Management District No. 2, GO (B)	5.000	03-01-35	750,000	799,434
Northlake Municipal Management District No. 2, GO (B)	6.625	03-01-27	265,000	297,002
Northlake Municipal Management District No. 2, GO (B)	6.625	03-01-28	280,000	320,929
Port Authority of Houston of Harris County Texas 1st Lien	4.000	10-01-46	2,125,000	2,034,122
Spring Independent School District School Building, GO	5.000	08-15-42	1,500,000	1,602,969
Tarrant County Cultural Education Facilities Finance Corp. Baylor Scott & White Health Project, Series F	5.000	11-15-52	1,000,000	1,104,878
Texas Municipal Gas Acquisition & Supply Corp III Gas Supply Revenue	5.000	12-15-31	300,000	313,810
30	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Texas (continued)
Texas Municipal Gas Acquisition & Supply Corp. III Gas Supply Revenue	5.000	12-15-29	500,000	$520,678
Texas Private Activity Bond Surface Transportation Corp. Segment 3C Project, AMT	5.000	06-30-58	2,000,000	1,976,955
Texas Water Development Board Water Implementation Reserve Fund	4.750	10-15-42	500,000	536,246
Viridian Municipal Management District Texas Utility Improvement, GO (B)	4.000	12-01-30	965,000	984,180
Utah 1.1%				8,511,458
City of Salt Lake City UT Airport Revenue Series A, AMT	5.000	07-01-36	2,000,000	2,118,958
County of Utah IHC Health Services, Inc., Series B	5.000	05-15-60	600,000	639,090
Utah Charter School Finance Authority Legacy Preparatory Academy Project	4.000	04-15-42	1,250,000	1,142,571
Utah Infrastructure Agency Pleasant Grove City Project	4.000	10-15-44	1,000,000	928,857
Utah Infrastructure Agency Telecommunication Revenue	4.000	10-15-27	570,000	559,814
Utah Infrastructure Agency Telecommunication Revenue	4.000	10-15-30	400,000	382,754
Utah Telecommunication Open Infrastructure Agency Sales Tax and Telecommunications Revenue (D)	5.000	06-01-28	100,000	109,429
Utah Telecommunication Open Infrastructure Agency Sales Tax and Telecommunications Revenue (D)	5.000	06-01-29	100,000	110,700
Utah Telecommunication Open Infrastructure Agency Sales Tax and Telecommunications Revenue (D)	5.000	06-01-30	100,000	111,868
Utah Telecommunication Open Infrastructure Agency Sales Tax and Telecommunications Revenue (D)	5.000	06-01-31	100,000	112,874
Utah Telecommunication Open Infrastructure Agency Sales Tax and Telecommunications Revenue (D)	5.000	06-01-32	100,000	113,542
Utah Telecommunication Open Infrastructure Agency Sales Tax and Telecommunications Revenue (D)	5.250	06-01-33	100,000	115,085
Utah Transit Authority Sales Tax Revenue	4.000	12-15-31	2,000,000	2,065,916
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	31

	Rate (%)	Maturity date	Par value^	Value
Vermont 0.1%				$1,091,075
City of Burlington Airport Revenue, Series A	5.000	07-01-27	475,000	507,835
City of Burlington Airport Revenue, Series A	5.000	07-01-28	540,000	583,240
Virgin Islands 0.2%				1,507,868
Matching Fund Special Purpose Securitization Corp. Series A	5.000	10-01-28	1,460,000	1,507,868
Virginia 1.3%				9,738,190
Alexandria Industrial Development Authority Goodwin House, Inc.	5.000	10-01-50	1,700,000	1,800,116
Arlington County Industrial Development Authority Virginia Hospital Center	4.000	07-01-38	1,000,000	1,003,200
Arlington Higher Education Finance Corp. Kipp Texas, Inc.	4.000	08-15-37	1,250,000	1,253,577
County of Fairfax Series A, GO	4.000	10-01-33	1,575,000	1,644,773
Virginia Commonwealth Transportation Board Capital Projects	4.000	05-15-37	1,000,000	1,023,518
Virginia Small Business Financing Authority 95 Express Lanes LLC Project, AMT	4.000	01-01-40	500,000	446,170
Virginia Small Business Financing Authority Elizabeth River, AMT	4.000	01-01-40	250,000	228,490
Virginia Small Business Financing Authority Lifespire Virginia	4.000	12-01-41	1,000,000	847,650
Virginia Small Business Financing Authority Transform 66 P3 Project, AMT	5.000	12-31-52	1,500,000	1,490,696
Washington 2.9%				21,662,933
City of Bellevue GO	4.000	12-01-43	1,000,000	1,000,533
City of Seattle Municipal Light & Power Revenue Series A	4.000	07-01-38	1,025,000	1,044,163
Energy Northwest Columbia Generating Station	5.000	07-01-39	5,105,000	5,627,833
Port of Seattle Series B, AMT	5.000	08-01-41	1,570,000	1,639,315
Port of Seattle Series C, AMT	5.000	08-01-25	1,535,000	1,603,948
Snohomish County Housing Authority Carvel Apartments Project	4.000	04-01-44	2,000,000	1,850,761
State of Washington Series R 2021-D, GO	4.000	07-01-39	3,000,000	3,042,964
State of Washington Series R-2022D, GO	4.000	07-01-33	4,665,000	4,976,432
Washington State Housing Finance Commission Municipal Certificates, Series A-1	3.500	12-20-35	978,420	876,984
32	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
West Virginia 0.3%				$1,915,744
West Virginia Parkways Authority Turnpike Toll Revenue	4.000	06-01-47	2,000,000	1,915,744
Wisconsin 2.0%				15,233,964
County of Waushara Series A	4.500	06-01-27	1,200,000	1,237,796
Milwaukee Metropolitan Sewerage District Series A, GO	3.000	10-01-35	1,500,000	1,370,487
Public Finance Authority Duke Energy Progress Project	3.300	10-01-46	2,500,000	2,500,021
Public Finance Authority Lenoir Rhyne University	5.000	04-01-28	700,000	724,181
Public Finance Authority Mary’s Woods at Marylhurst Project, Series A (C)	5.250	05-15-42	1,230,000	1,098,955
Public Finance Authority Rose Villa Project, Series A (C)	5.000	11-15-24	410,000	422,567
Public Finance Authority Rose Villa Project, Series A (C)	5.750	11-15-44	1,000,000	1,054,980
Public Finance Authority Viticus Group Project, Series A (C)	4.000	12-01-41	500,000	402,145
Public Finance Authority WakeMed Hospital, Series A	5.000	10-01-44	1,000,000	1,016,751
Public Finance Authority Waste Management, Inc. Project, Series A2, AMT	2.875	05-01-27	3,000,000	2,801,021
State of Wisconsin Series A, GO (SIFMA + 0.420%) (A)	2.320	05-01-25	1,000,000	985,612
Wisconsin Health & Educational Facilities Authority Rogers Memorial Hospital, Inc., Series A	5.000	07-01-49	300,000	302,133
Wisconsin Health & Educational Facilities Authority St. John’s Communities, Inc.	4.000	09-15-41	500,000	417,978
Wisconsin Health & Educational Facilities Authority St. John’s Communities, Inc.	4.000	09-15-45	500,000	399,337
Wisconsin Housing & Economic Development Authority Home Ownership Revenue Series C	1.900	03-01-31	500,000	500,000
Wyoming 0.3%				2,632,468

County of Campbell Basin Electric Power Cooperative	3.625	07-15-39	3,000,000	2,632,468
Corporate bonds 0.3%				$2,193,946
(Cost $3,523,258)
Health care 0.2%				1,551,000
Health care providers and services 0.2%
Tower Health	4.451	02-01-50	3,000,000	1,551,000
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	33

	Rate (%)	Maturity date	Par value^	Value
Industrials 0.1%				$642,946
Construction and engineering 0.1%
LBJ Infrastructure Group LLC (C)	3.797	12-31-57	1,000,000	642,946

	Shares	Value
Closed-end funds 0.2%		$1,186,800
(Cost $1,153,897)
Eaton Vance Municipal Bond Fund	115,000	1,186,800

	Yield (%)	Shares	Value
Short-term investments 4.5%			$33,885,824
(Cost $33,876,278)
Short-term funds 4.5%
John Hancock Collateral Trust (F)	3.8739(G)	3,390,719	33,885,824

Total investments (Cost $798,952,420) 104.2%			$783,444,867
Other assets and liabilities, net (4.2%)			(31,582,399)
Total net assets 100.0%			$751,862,468

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
SIFMA	Securities Industry and Financial Markets Association Municipal Swap Index
SOFR	Secured Overnight Financing Rate
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Security purchased or sold on a when-issued or delayed delivery basis.
(E)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(G)	The rate shown is the annualized seven-day yield as of 11-30-22.
At 11-30-22, the aggregate cost of investments for federal income tax purposes was $797,040,827. Net unrealized depreciation aggregated to $13,595,960, of which $10,870,610 related to gross unrealized appreciation and $24,466,570 related to gross unrealized depreciation.
34	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Insurance Coverage	As a % of total investments
Assured Guaranty Municipal Corp.	5.3
Build America Mutual Assurance Company	2.7
National Public Finance Guarantee Corp.	0.7
Ambac Financial Group, Inc.	0.3
Assured Guaranty Corp.	0.3
California Mortgage Insurance	0.2
TOTAL	9.5
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	35

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 11-30-22 (unaudited)

Assets
Unaffiliated investments, at value (Cost $765,076,142)	$749,559,043
Affiliated investments, at value (Cost $33,876,278)	33,885,824
Total investments, at value (Cost $798,952,420)	783,444,867
Interest receivable	8,792,801
Receivable for fund shares sold	9,498,869
Receivable for delayed delivery securities sold	1,665,280
Receivable from affiliates	22,222
Other assets	228,054
Total assets	803,652,093
Liabilities
Distributions payable	92,097
Payable for investments purchased	1,376,175
Payable for delayed delivery securities purchased	46,537,063
Payable for fund shares repurchased	3,648,329
Payable to affiliates
Accounting and legal services fees	34,365
Transfer agent fees	17,670
Distribution and service fees	8,334
Trustees’ fees	131
Other liabilities and accrued expenses	75,461
Total liabilities	51,789,625
Net assets	$751,862,468
Net assets consist of
Paid-in capital	$775,272,158
Total distributable earnings (loss)	(23,409,690)
Net assets	$751,862,468

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($422,036,372 ÷ 47,656,392 shares)[1]	$8.86
Class C ($10,149,895 ÷ 1,146,327 shares)[1]	$8.85
Class I ($239,188,726 ÷ 26,966,910 shares)	$8.87
Class R6 ($80,487,475 ÷ 9,071,655 shares)	$8.87
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$9.23

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
36	JOHN HANCOCK Municipal Opportunities Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 11-30-22 (unaudited)

Investment income
Interest	$11,147,246
Dividends from affiliated investments	456,678
Dividends	11,078
Total investment income	11,615,002
Expenses
Investment management fees	1,619,698
Distribution and service fees	553,594
Accounting and legal services fees	47,122
Transfer agent fees	91,264
Trustees’ fees	5,189
Custodian fees	35,856
State registration fees	71,072
Printing and postage	17,764
Professional fees	56,012
Other	18,381
Total expenses	2,515,952
Less expense reductions	(264,283)
Net expenses	2,251,669
Net investment income	9,363,333
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(9,136,346)
Affiliated investments	(15,878)
Futures contracts	2,369,986
(6,782,238)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(11,555,612)
Affiliated investments	8,968
Futures contracts	(245,512)
(11,792,156)
Net realized and unrealized loss	(18,574,394)
Decrease in net assets from operations	$(9,211,061)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Municipal Opportunities Fund	37

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 11-30-22 (unaudited)	Year ended 5-31-22
Increase (decrease) in net assets
From operations
Net investment income	$9,363,333	$12,592,277
Net realized gain (loss)	(6,782,238)	1,723,044
Change in net unrealized appreciation (depreciation)	(11,792,156)	(47,677,402)
Decrease in net assets resulting from operations	(9,211,061)	(33,362,081)
Distributions to shareholders
From earnings
Class A	(6,048,743)	(11,990,992)
Class C	(124,504)	(277,209)
Class I	(2,371,229)	(729,243)
Class R6	(899,040)	(460,250)
Total distributions	(9,443,516)	(13,457,694)
From fund share transactions	235,642,021	85,966,026
Total increase	216,987,444	39,146,251
Net assets
Beginning of period	534,875,024	495,728,773
End of period	$751,862,468	$534,875,024
38	JOHN HANCOCK Municipal Opportunities Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	11-30-22[1]	5-31-22	5-31-21	5-31-20	5-31-19	5-31-18
Per share operating performance
Net asset value, beginning of period	$9.19	$10.14	$9.55	$9.83	$9.65	$9.85
Net investment income[2]	0.13	0.25	0.27	0.29	0.34	0.35
Net realized and unrealized gain (loss) on investments	(0.32)	(0.93)	0.60	(0.28)	0.18	(0.19)
Total from investment operations	(0.19)	(0.68)	0.87	0.01	0.52	0.16
Less distributions
From net investment income	(0.14)	(0.27)	(0.28)	(0.29)	(0.34)	(0.36)
Net asset value, end of period	$8.86	$9.19	$10.14	$9.55	$9.83	$9.65
Total return (%)[3,4]	(2.11)[5]	(6.94)	9.34	0.09	5.55	1.62
Ratios and supplemental data
Net assets, end of period (in millions)	$422	$399	$450	$417	$439	$460
Ratios (as a percentage of average net assets):
Expenses before reductions	0.89[6]	0.91	0.93	0.93	0.93	0.92
Expenses including reductions	0.77[6]	0.80	0.82	0.82	0.83	0.81
Net investment income	3.00[6]	2.55	2.75	2.97	3.52	3.60
Portfolio turnover (%)	25	32	20	54	33	11

[1]	Six months ended 11-30-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Municipal Opportunities Fund	39

CLASS C SHARES Period ended	11-30-22[1]	5-31-22	5-31-21	5-31-20	5-31-19	5-31-18
Per share operating performance
Net asset value, beginning of period	$9.19	$10.14	$9.55	$9.83	$9.65	$9.85
Net investment income[2]	0.10	0.18	0.20	0.22	0.26	0.28
Net realized and unrealized gain (loss) on investments	(0.34)	(0.93)	0.60	(0.28)	0.19	(0.20)
Total from investment operations	(0.24)	(0.75)	0.80	(0.06)	0.45	0.08
Less distributions
From net investment income	(0.10)	(0.20)	(0.21)	(0.22)	(0.27)	(0.28)
Net asset value, end of period	$8.85	$9.19	$10.14	$9.55	$9.83	$9.65
Total return (%)[3,4]	(2.59)[5]	(7.55)	8.42	(0.65)	4.76	0.86
Ratios and supplemental data
Net assets, end of period (in millions)	$10	$12	$15	$27	$33	$39
Ratios (as a percentage of average net assets):
Expenses before reductions	1.64[6]	1.66	1.68	1.68	1.68	1.67
Expenses including reductions	1.52[6]	1.55	1.57	1.57	1.58	1.56
Net investment income	2.24[6]	1.80	2.02	2.23	2.77	2.85
Portfolio turnover (%)	25	32	20	54	33	11

[1]	Six months ended 11-30-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
40	JOHN HANCOCK Municipal Opportunities Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	11-30-22[1]	5-31-22	5-31-21	5-31-20	5-31-19	5-31-18
Per share operating performance
Net asset value, beginning of period	$9.21	$10.16	$9.57	$9.84	$9.66	$9.86
Net investment income[2]	0.14	0.26	0.29	0.31	0.35	0.37
Net realized and unrealized gain (loss) on investments	(0.34)	(0.93)	0.60	(0.27)	0.19	(0.20)
Total from investment operations	(0.20)	(0.67)	0.89	0.04	0.54	0.17
Less distributions
From net investment income	(0.14)	(0.28)	(0.30)	(0.31)	(0.36)	(0.37)
Net asset value, end of period	$8.87	$9.21	$10.16	$9.57	$9.84	$9.66
Total return (%)[3]	(2.14)[4]	(6.69)	9.38	0.35	5.71	1.77
Ratios and supplemental data
Net assets, end of period (in millions)	$239	$87	$18	$15	$13	$8
Ratios (as a percentage of average net assets):
Expenses before reductions	0.64[5]	0.66	0.68	0.68	0.68	0.67
Expenses including reductions	0.61[5]	0.65	0.67	0.67	0.68	0.66
Net investment income	3.17[5]	2.72	2.90	3.13	3.66	3.74
Portfolio turnover (%)	25	32	20	54	33	11

[1]	Six months ended 11-30-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Municipal Opportunities Fund	41

CLASS R6 SHARES Period ended	11-30-22[1]	5-31-22	5-31-21	5-31-20	5-31-19	5-31-18[2]
Per share operating performance
Net asset value, beginning of period	$9.21	$10.16	$9.57	$9.85	$9.67	$9.90
Net investment income[3]	0.14	0.27	0.29	0.31	0.35	0.28
Net realized and unrealized gain (loss) on investments	(0.34)	(0.93)	0.60	(0.28)	0.19	(0.23)
Total from investment operations	(0.20)	(0.66)	0.89	0.03	0.54	0.05
Less distributions
From net investment income	(0.14)	(0.29)	(0.30)	(0.31)	(0.36)	(0.28)
Net asset value, end of period	$8.87	$9.21	$10.16	$9.57	$9.85	$9.67
Total return (%)[4]	(2.13)[5]	(6.66)	9.42	0.28	5.74	0.55[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$80	$37	$12	$9	$8	$7
Ratios (as a percentage of average net assets):
Expenses before reductions	0.62[6]	0.63	0.65	0.65	0.65	0.64[6]
Expenses including reductions	0.59[6]	0.62	0.64	0.64	0.64	0.63[6]
Net investment income	3.18[6]	2.73	2.92	3.14	3.69	3.81[6]
Portfolio turnover (%)	25	32	20	54	33	11[7]

[1]	Six months ended 11-30-22. Unaudited.
[2]	The inception date for Class R6 shares is 8-30-17.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Portfolio turnover is shown for the period from 6-1-17 to 5-31-18.
42	JOHN HANCOCK Municipal Opportunities Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Municipal Opportunities Fund (the fund) is a series of John Hancock Municipal Securities Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek as high a level of interest income exempt from federal income tax as is consistent with preservation of capital.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
SEMIANNUAL REPORT | JOHN HANCOCK Municipal Opportunities Fund	43

The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of November 30, 2022, by major security category or type:
	Total value at 11-30-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Municipal bonds	$746,178,297	—	$746,178,297	—
Corporate bonds	2,193,946	—	2,193,946	—
Closed-end funds	1,186,800	$1,186,800	—	—
Short-term investments	33,885,824	33,885,824	—	—
Total investments in securities	$783,444,867	$35,072,624	$748,372,243	—
When-issued/delayed-delivery securities. The fund may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the portfolio or in a schedule to the portfolio (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in its NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues until settlement takes place. At the time that the fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the securities purchased or sold prior to settlement date.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until
44	JOHN HANCOCK Municipal Opportunities Fund | SEMIANNUAL REPORT

after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended November 30, 2022, the fund had no borrowings under the line of credit. Commitment fees for the six months ended November 30, 2022 were $2,158.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of May 31, 2022, the fund has a short-term capital loss carryforward of $2,715,522 available to offset future net realized capital gains. This carryforward does not expire.
As of May 31, 2022, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
SEMIANNUAL REPORT | JOHN HANCOCK Municipal Opportunities Fund	45

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to accretion on debt securities.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund, if any, is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Fund’s investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the six months ended November 30, 2022, the fund used futures contracts to manage the duration of the fund. The fund held futures contracts with USD notional values ranging up to $53.75 million, as measured at each quarter end. There were no open futures contracts as of November 30, 2022.
46	JOHN HANCOCK Municipal Opportunities Fund | SEMIANNUAL REPORT

Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended November 30, 2022:
Statement of operations location - Net realized gain (loss) on:
Risk	Futures contracts
Interest rate	$2,369,986
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended November 30, 2022:
Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Futures contracts
Interest rate	$(245,512)
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.510% of the first $500 million of the fund’s average daily net assets; (b) 0.460% of the next $500 million of the fund’s average daily net assets; (c) 0.410% of the next $2 billion of the fund’s average daily net assets; and (d) 0.385% of the fund’s average daily net assets in excess of $3 billion. Prior to October 1, 2022, the fund had an investment management agreement with the Advisor under which the fund paid a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.550% of the first $500 million of the fund’s average daily net assets; (b) 0.500% of the next $500 million of the fund’s average daily net assets; (c) 0.450% of the next $2 billion of the fund’s average daily net assets; and (d) 0.425% of the fund’s average daily net assets in excess of $3 billion. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
Effective October 1, 2022, the Advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.55% of average daily net assets of the fund. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e) class-specific
SEMIANNUAL REPORT | JOHN HANCOCK Municipal Opportunities Fund	47

expenses, (f) borrowing costs, (g) prime brokerage fees, (h) acquired fund fees and expenses paid indirectly, and (i) short dividend expense. This agreement expires on September 30, 2023, unless renewed by mutual agreement of the Advisor and the fund based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended November 30, 2022, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2024, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended November 30, 2022, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$36,784
Class C	970
Class I	15,836
Class	Expense reduction
Class R6	$5,701
Total	$59,291

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended November 30, 2022, were equivalent to a net annual effective rate of 0.51% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended November 30, 2022, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
The fund’s Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class A and Class C shares. The current waiver agreement expires on September 30, 2023, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $199,510 and $5,482 for Class A and Class C shares, respectively, for the six months ended November 30, 2022.
48	JOHN HANCOCK Municipal Opportunities Fund | SEMIANNUAL REPORT

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $168,345 for the six months ended November 30, 2022. Of this amount, $24,059 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $144,286 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $250,000 or more, and redeemed within 18 months of purchase are subject to a 1.00% sales charge. Prior to August 1, 2022, certain Class A shares purchased, including those that were acquired through purchases of $1 million or more, and redeemed within 1 year of purchase were subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended November 30, 2022, CDSCs received by the Distributor amounted to $9,357 and $2,758 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended November 30, 2022 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$498,775	$63,165
Class C	54,819	1,736
Class I	—	23,606
Class R6	—	2,757
Total	$553,594	$91,264
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
SEMIANNUAL REPORT | JOHN HANCOCK Municipal Opportunities Fund	49

Note 6—Fund share transactions
Transactions in fund shares for the six months ended November 30, 2022 and for the year ended May 31, 2022 were as follows:
	Six Months Ended 11-30-22		Year Ended 5-31-22
	Shares	Amount	Shares	Amount
Class A shares
Sold	9,059,403	$80,106,674	4,949,188	$48,347,540
Distributions reinvested	626,385	5,530,666	1,102,655	10,840,735
Repurchased	(5,434,768)	(48,319,384)	(6,982,098)	(67,433,183)
Net increase (decrease)	4,251,020	$37,317,956	(930,255)	$(8,244,908)
Class C shares
Sold	235,021	$2,088,265	164,298	$1,603,300
Distributions reinvested	13,667	120,734	27,241	268,324
Repurchased	(359,423)	(3,177,767)	(452,487)	(4,417,607)
Net decrease	(110,735)	$(968,768)	(260,948)	$(2,545,983)
Class I shares
Sold	22,221,936	$195,893,853	8,305,895	$76,465,275
Distributions reinvested	264,896	2,334,837	73,400	712,350
Repurchased	(5,003,511)	(43,776,729)	(704,926)	(6,645,505)
Net increase	17,483,321	$154,451,961	7,674,369	$70,532,120
Class R6 shares
Sold	6,581,374	$58,346,260	3,358,609	$31,244,322
Distributions reinvested	101,915	899,040	47,140	460,188
Repurchased	(1,638,465)	(14,404,428)	(577,050)	(5,479,713)
Net increase	5,044,824	$44,840,872	2,828,699	$26,224,797
Total net increase	26,668,430	$235,642,021	9,311,865	$85,966,026
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $389,039,804 and $150,021,524, respectively, for the six months ended November 30, 2022.
Note 8—State or region risk
To the extent that the fund invests heavily in bonds from any given state or region, its performance could be disproportionately affected by factors particular to that state or region. These factors may include economic or political changes, tax-base erosion, possible state constitutional limits on tax increases, detrimental budget deficits and other financial difficulties, and changes to the credit ratings assigned to those states’ municipal issuers.
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
50	JOHN HANCOCK Municipal Opportunities Fund | SEMIANNUAL REPORT

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	3,390,719	$26,028,588	$167,594,095	$(159,729,949)	$(15,878)	$8,968	$456,678	—	$33,885,824
Note 10—Coronavirus (COVID-19) pandemic
The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.
SEMIANNUAL REPORT | JOHN HANCOCK Municipal Opportunities Fund	51

SHAREHOLDER MEETING

(Unaudited)
The fund held a Special Joint Meeting of Shareholders on Friday, September 9, 2022. The following proposal was considered by the shareholders:
Proposal: To elect eight Trustees as members of the Board of Trustees of each of the Trusts.
THE PROPOSAL PASSED ON September 9, 2022.
	Total votes for the nominee	Total votes withheld from the nominee
Independent Trustees
James R. Boyle	56,327,164.688	2,265,903.139
Noni L. Ellison	56,619,881.161	1,973,186.666
Dean C. Garfield	56,377,686.100	2,215,381.727
Patricia Lizarraga	56,644,874.324	1,948,193.503
Frances G. Rathke	56,638,757.773	1,954,310.054

Non-Independent Trustees
Andrew G. Arnott	56,334,175.362	2,258,892.465
Marianne Harrison	56,636,627.472	1,956,440.355
Paul Lorentz	56,328,208.593	2,264,859.234
52	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | SEMIANNUAL REPORT

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Municipal Securities Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Manulife Investment Management (US) LLC (the Subadvisor), for John Hancock Municipal Opportunities Fund (formerly John Hancock Tax-Free Bond Fund, the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 21-23, 2022 videoconference1 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a telephonic meeting held on May 24-25, 2022. The Trustees who are not "interested persons" of the Trust as defined by the Investment Company Act of 1940, as amended (the "1940 Act") (the "Independent Trustees") also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At videoconference meetings held on June 21-23, 2022, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of

1On June 19, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the “Order”) pursuant to Sections 6(c) and 38(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), that temporarily exempts registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the Board’s May and June meetings were held via videoconference in reliance on the Order. This exemptive order supersedes, in part, a similar earlier exemptive order issued by the SEC.
SEMIANNUAL REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	53

non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
54	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | SEMIANNUAL REPORT

(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index for the one- and three-year periods and underperformed for the five- and ten-year periods ended December 31, 2021. The Board also noted that the fund outperformed its peer group median for the one-, three-, five- and ten-year periods ended December 31, 2021. The Board took into account management’s discussion of the fund’s performance, including favorable performance relative to the benchmark index for the one- and three-year periods and peer group median for the one-, three-, five- and ten-year periods. The Board concluded that the fund’s performance has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark index.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund were higher than the peer group median.
SEMIANNUAL REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	55

The Board took into account management’s discussion of the fund’s expenses. The Board also took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduce management fees as assets increase. The Board also noted that the fund’s distributor, an affiliate of the Advisor, has agreed to waive a portion of its Rule 12b-1 fee for a share class of the fund. The Board noted that the fund has a voluntary fee waiver and/or expense reimbursement, which reduces certain expenses of the fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund’s Subadvisor is an affiliate of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(j)	noted that the subadvisory fee for the fund is paid by the Advisor;
56	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | SEMIANNUAL REPORT

(k)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third-party provider of fund data.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as
SEMIANNUAL REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	57

appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third-party provider of fund data, to the extent available. The Board also noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark index;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
58	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | SEMIANNUAL REPORT

***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
SEMIANNUAL REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	59

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
Peter S. Burgess*,#
William H. Cunningham*
Grace K. Fey
Noni L. Ellison^
Dean C. Garfield^
Marianne Harrison†
Deborah C. Jackson
Patricia Lizarraga*,^
Paul Lorentz‡
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
Dennis DiCicco
Adam A. Weigold, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

† Non-Independent Trustee
* Member of the Audit Committee
# Mr. Burgess is retiring effective December 31, 2022.
^ Elected to serve as Independent Trustee effective as of September 9, 2022.
‡ Elected to serve as Non-Independent Trustee effective as of September 9, 2022.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
60	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | SEMIANNUAL REPORT

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Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock International High Dividend ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Preferred Income ETF
John Hancock U.S. High Dividend ETF
ENVIRONMENTAL,SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Municipal Opportunities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF2630396	52SA 11/22
1/2023

Semiannual report
John Hancock
Short Duration Municipal Opportunities Fund
Fixed income
November 30, 2022

A message to shareholders
Dear shareholder,
U.S. bonds declined during the six months ended November 30, 2022, as bond yields rose to their highest levels in more than a decade. The catalyst was surging inflation, driven largely by rising food and energy prices. The U.S. Federal Reserve continued its inflation-fighting campaign by raising short-term interest rates four times during the period, boosting the federal funds rate target to its highest level since January 2008.
In this environment, bond yields moved broadly higher, with the 10-year U.S. Treasury bond yield cresting above 4% for the first time since 2008. In terms of sector performance, residential mortgage-backed securities and investment-grade corporate bonds declined the most, while high-yield corporate bonds and asset-backed securities held up the best.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
Global Head of Retail,
Manulife Investment Management
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Short Duration Municipal Opportunities Fund

2	Portfolio summary
4	Your expenses
6	Fund’s investments
10	Financial statements
13	Financial highlights
17	Notes to financial statements
23	Shareholder meeting
24	Evaluation of advisory and subadvisory agreements by the Board of Trustees
30	More information
SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND	1

Portfolio summary
PORTFOLIO COMPOSITION AS OF 11/30/2022 (% of net assets)

QUALITY COMPOSITION AS OF 11/30/2022 (% of net assets)

Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-22 and do not reflect subsequent downgrades or upgrades, if any.
2	JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND | SEMIANNUAL REPORT

SECTOR COMPOSITION AS OF 11/30/2022 (% of net assets)

Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND	3

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on June 9, 2022, with the same investment held until November 30, 2022.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2022, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on June 1, 2022, with the same investment held until November 30, 2022. Look in any other fund shareholder
4	JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND | SEMIANNUAL REPORT

report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 6-1-2022	Ending value on 11-30-2022	Expenses paid during period ended 11-30-2022[1]	Annualized expense ratio
Class A	Actual expenses/actual returns[2]	$1,000.00	$996.10	$2.90	0.61%
	Hypothetical example	1,000.00	1,021.00	2.96	0.61%
Class C	Actual expenses/actual returns[2]	1,000.00	993.00	6.46	1.36%
	Hypothetical example	1,000.00	1,017.50	6.58	1.36%
Class I	Actual expenses/actual returns[2]	1,000.00	996.70	2.19	0.46%
	Hypothetical example	1,000.00	1,021.80	2.23	0.46%
Class R6	Actual expenses/actual returns[2]	1,000.00	996.80	2.09	0.44%
	Hypothetical example	1,000.00	1,021.90	2.13	0.44%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
[2]	The inception date for the fund is 6-9-22. Actual Expenses are equal to the fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 175/365 (to reflect the period).
SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND	5

Fund’s investments
AS OF 11-30-22 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 97.9%				$19,262,018
(Cost $19,620,033)
Alabama 3.8%				744,116
Black Belt Energy Gas District Gas Project No. 7, Series C1	4.000	10-01-52	500,000	494,987
Lower Alabama Gas District Gas Project No. 2, Series A	4.000	12-01-50	250,000	249,129
California 6.5%				1,284,254
Bay Area Toll Authority San Francisco Bay Area Bridge Tolls, Series A, (SIFMA + 1.250%) (A)	2.220	04-01-36	500,000	505,750
California Community Choice Financing Authority Clean Energy Project, Series A1	4.000	02-01-24	100,000	100,625
City of Los Angeles Anticipation Notes	4.000	06-29-23	500,000	504,546
River Islands Public Financing Authority Community Facilities District No. 2003-1 (B)	3.450	09-01-23	175,000	173,333
Delaware 2.3%				451,939
Delaware State Economic Development Authority NRG Energy Project, Series B	1.250	10-01-40	500,000	451,939
Florida 6.1%				1,207,599
City of Tampa H. Lee Moffitt Cancer Center Project	5.000	07-01-26	100,000	105,690
County of Broward Port Facilities Revenue, AMT	5.000	09-01-28	500,000	542,665
Palm Beach County Health Facilities Authority Jupiter Medical Center Project, Series A	5.000	11-01-28	150,000	159,637
Palm Beach County Health Facilities Authority Jupiter Medical Center Project, Series A	5.000	11-01-29	175,000	186,447
Palm Beach County Health Facilities Authority Jupiter Medical Center Project, Series A	5.000	11-01-30	200,000	213,160
Georgia 9.2%				1,815,191
Augusta Development Authority Health System, Inc. Project	5.000	07-01-26	250,000	248,284
City of Atlanta Airport Passenger Facility Charge Series D, AMT	5.000	07-01-26	500,000	527,584
Downtown Savannah Authority Chatham County Judicial Complex	5.000	06-01-29	500,000	538,393
Main Street Natural Gas, Inc. Series A	4.000	07-01-52	500,000	500,930
Idaho 1.2%				236,962
Idaho Housing & Finance Association Connor Academy Project	5.000	05-01-26	100,000	104,764
Idaho Housing & Finance Association Connor Academy Project	5.000	05-01-27	125,000	132,198
6	JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Illinois 7.4%				$1,462,917
Chicago Midway International Airport Series A, AMT	5.000	01-01-30	550,000	567,345
Illinois Finance Authority Clark-Lindsey Village, Series A	4.600	06-01-27	335,000	327,818
Lake County Consolidated High School District No. 120 Mundelein Series A, GO	5.500	12-01-27	515,000	567,754
Indiana 2.6%				507,816
City of Whiting BP Products North America, Inc., AMT	5.000	11-01-47	500,000	507,816
Kentucky 2.5%				494,090
County of Boone Duke Energy Project	3.700	08-01-27	500,000	494,090
Massachusetts 2.6%				520,726
Massachusetts School Building Authority Series A	5.000	11-15-42	500,000	520,726
Michigan 1.2%				241,537
Michigan Strategic Fund Graphic Packaging International LLC, AMT	4.000	10-01-61	250,000	241,537
New York 6.0%				1,171,176
Metropolitan Transportation Authority Series A-2	5.000	11-15-28	500,000	517,030
New York Transportation Development Corp. John F. Kennedy International Airport Project, Terminal 4, AMT	5.000	12-01-26	150,000	155,580
TSASC, Inc. Series B	5.000	06-01-23	500,000	498,566
Ohio 2.8%				550,356
Ohio Higher Educational Facility Commission University of Dayton	5.000	02-01-30	500,000	550,356
Oklahoma 8.7%				1,709,347
Blaine County Educational Facilities Authority Watonga Public Schools Project	5.000	12-01-26	100,000	107,037
Blaine County Educational Facilities Authority Watonga Public Schools Project	5.000	12-01-27	145,000	156,813
Blaine County Educational Facilities Authority Watonga Public Schools Project	5.000	12-01-28	240,000	261,513
Oklahoma Development Finance Authority OU Medicine Project, Series B	5.000	08-15-24	250,000	247,358
Oklahoma Development Finance Authority OU Medicine Project, Series B	5.000	08-15-25	400,000	398,214
Stephens County Educational Facilities Authority Marlow Public Schools Project	5.000	09-01-27	500,000	538,412
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND	7

	Rate (%)	Maturity date	Par value^	Value
Oregon 1.0%				$198,858
Union County Hospital Facility Authority Grande Ronde Hospital Project	5.000	07-01-27	190,000	198,858
Pennsylvania 4.9%				961,297
Berks County Municipal Authority Tower Health Project, Series B	5.000	02-01-40	500,000	448,533
Dauphin County General Authority Pinnacle Health System Project, Series A	5.000	06-01-29	490,000	512,764
Rhode Island 2.6%				510,141
Providence Public Building Authority Capital Improvement Program Projects, Series A (B)	4.000	09-15-24	500,000	510,141
Texas 16.0%				3,140,022
Burleson Independent School District, GO	5.000	02-01-24	500,000	513,571
City of New Braunfels Utility System Revenue	5.000	07-01-23	500,000	507,025
City of San Antonio Electric & Gas Systems Revenue Series 2019	2.750	02-01-48	500,000	500,000
Gulf Coast Industrial Development Authority CITGO Petroleum Corp. Project, AMT	8.000	04-01-28	500,000	500,414
New Hope Cultural Education Facilities Finance Corp. Windhaven Project, Series B2	4.500	10-01-26	500,000	491,693
St. George Place Redevelopment Authority Tax Increment Contract Revenue (B)	5.000	09-01-24	160,000	165,433
St. George Place Redevelopment Authority Tax Increment Contract Revenue (B)	5.000	09-01-28	105,000	114,418
St. George Place Redevelopment Authority Tax Increment Contract Revenue (B)	5.000	09-01-29	115,000	126,017
St. George Place Redevelopment Authority Tax Increment Contract Revenue (B)	5.000	09-01-30	120,000	132,640
Texas Municipal Gas Acquisition & Supply Corp. Series D	6.250	12-15-26	85,000	88,811
Washington 2.7%				522,459
Port of Seattle Series C, AMT	5.000	08-01-25	500,000	522,459
Wisconsin 7.8%				1,531,215
County of Waushara Series A	4.500	06-01-27	500,000	515,748
Public Finance Authority Friends Homes, Inc. (C)	4.000	09-01-24	110,000	108,843
Public Finance Authority Lenoir Rhyne University	5.000	04-01-28	400,000	413,818
State of Wisconsin Series A, GO (SIFMA + 0.420%) (A)	1.200	05-01-25	500,000	492,806

8	JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Yield (%)	Shares	Value
Short-term investments 1.0%			$197,329
(Cost $197,281)
Short-term funds 1.0%
John Hancock Collateral Trust (D)	3.8739(E)	19,745	197,329

Total investments (Cost $19,817,314) 98.9%			$19,459,347
Other assets and liabilities, net 1.1%			206,835
Total net assets 100.0%			$19,666,182

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
SIFMA	Securities Industry and Financial Markets Association Municipal Swap Index
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(E)	The rate shown is the annualized seven-day yield as of 11-30-22.
At 11-30-22, the aggregate cost of investments for federal income tax purposes was $19,817,314. Net unrealized depreciation aggregated to $357,967, of which $3,349 related to gross unrealized appreciation and $361,316 related to gross unrealized depreciation.
Insurance Coverage	As a % of total investments
Assured Guaranty Municipal Corp.	6.3
TOTAL	6.3
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND	9

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 11-30-22 (unaudited)

Assets
Unaffiliated investments, at value (Cost $19,620,033)	$19,262,018
Affiliated investments, at value (Cost $197,281)	197,329
Total investments, at value (Cost $19,817,314)	19,459,347
Interest receivable	266,943
Receivable for fund shares sold	10
Receivable from affiliates	604
Other assets	89,841
Total assets	19,816,745
Liabilities
Distributions payable	64,840
Payable to affiliates
Accounting and legal services fees	1,176
Transfer agent fees	169
Trustees’ fees	2
Other liabilities and accrued expenses	84,376
Total liabilities	150,563
Net assets	$19,666,182
Net assets consist of
Paid-in capital	$20,040,439
Total distributable earnings (loss)	(374,257)
Net assets	$19,666,182

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($54,134 ÷ 5,517 shares)[1]	$9.81
Class C ($85,013 ÷ 8,665 shares)	$9.81
Class I ($49,063 ÷ 5,000 shares)	$9.81
Class R6 ($19,477,972 ÷ 1,985,000 shares)	$9.81
Maximum offering price per share
Class A (net asset value per share ÷ 97.75%)[2]	$10.04

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
10	JOHN HANCOCK Short Duration Municipal Opportunities Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the period ended 11-30-221 (unaudited)

Investment income
Interest	$378,718
Dividends from affiliated investments	741
Total investment income	379,459
Expenses
Investment management fees	34,861
Distribution and service fees	318
Accounting and legal services fees	1,404
Transfer agent fees	937
Trustees’ fees	137
Custodian fees	6,143
State registration fees	568
Printing and postage	5,956
Professional fees	94,026
Other	2,035
Total expenses	146,385
Less expense reductions	(104,666)
Net expenses	41,719
Net investment income	337,740
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(18,046)
Affiliated investments	(6)
(18,052)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(358,015)
Affiliated investments	48
(357,967)
Net realized and unrealized loss	(376,019)
Decrease in net assets from operations	$(38,279)
[1] Period from 6-9-22 (commencement of operations) to 11-30-22.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Short Duration Municipal Opportunities Fund	11

STATEMENT OF CHANGES IN NET ASSETS

Period ended 11-30-22[1] (unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$337,740
Net realized loss	(18,052)
Change in net unrealized appreciation (depreciation)	(357,967)
Decrease in net assets resulting from operations	(38,279)
Distributions to shareholders
From earnings
Class A	(828)
Class C	(707)
Class I	(836)
Class R6	(333,607)
Total distributions	(335,978)
From fund share transactions	20,040,439
Total increase	19,666,182
Net assets
Beginning of period	—
End of period	$19,666,182

[1]	Period from 6-9-22 (commencement of operations) to 11-30-22. Unaudited.
12	JOHN HANCOCK Short Duration Municipal Opportunities Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	11-30-22[1]
Per share operating performance
Net asset value, beginning of period	$10.00
Net investment income[2]	0.16
Net realized and unrealized gain (loss) on investments	(0.19)
Total from investment operations	(0.03)
Less distributions
From net investment income	(0.16)
Net asset value, end of period	$9.81
Total return (%)[3,4]	(0.39)[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.82[7]
Expenses including reductions	0.61[7]
Net investment income	3.43[7]
Portfolio turnover (%)	82

[1]	Period from 6-9-22 (commencement of operations) to 11-30-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the period.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Short Duration Municipal Opportunities Fund	13

CLASS C SHARES Period ended	11-30-22[1]
Per share operating performance
Net asset value, beginning of period	$10.00
Net investment income[2]	0.13
Net realized and unrealized gain (loss) on investments	(0.19)
Total from investment operations	(0.06)
Less distributions
From net investment income	(0.13)
Net asset value, end of period	$9.81
Total return (%)[3,4]	(0.70)[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.57[7]
Expenses including reductions	1.36[7]
Net investment income	2.76[7]
Portfolio turnover (%)	82

[1]	Period from 6-9-22 (commencement of operations) to 11-30-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the period.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
14	JOHN HANCOCK Short Duration Municipal Opportunities Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	11-30-22[1]
Per share operating performance
Net asset value, beginning of period	$10.00
Net investment income[2]	0.17
Net realized and unrealized gain (loss) on investments	(0.19)
Total from investment operations	(0.02)
Less distributions
From net investment income	(0.17)
Net asset value, end of period	$9.81
Total return (%)[3]	(0.33)[4]
Ratios and supplemental data
Net assets, end of period (in millions)	$—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.57[6]
Expenses including reductions	0.46[6]
Net investment income	3.56[6]
Portfolio turnover (%)	82

[1]	Period from 6-9-22 (commencement of operations) to 11-30-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the period.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Short Duration Municipal Opportunities Fund	15

CLASS R6 SHARES Period ended	11-30-22[1]
Per share operating performance
Net asset value, beginning of period	$10.00
Net investment income[2]	0.17
Net realized and unrealized gain (loss) on investments	(0.19)
Total from investment operations	(0.02)
Less distributions
From net investment income	(0.17)
Net asset value, end of period	$9.81
Total return (%)[3]	(0.32)[4]
Ratios and supplemental data
Net assets, end of period (in millions)	$19
Ratios (as a percentage of average net assets):
Expenses before reductions	1.55[5]
Expenses including reductions	0.44[5]
Net investment income	3.59[5]
Portfolio turnover (%)	82

[1]	Period from 6-9-22 (commencement of operations) to 11-30-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the period.
[4]	Not annualized.
[5]	Annualized.
16	JOHN HANCOCK Short Duration Municipal Opportunities Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Short Duration Municipal Opportunities Fund (the fund) is a series of John Hancock Municipal Securities Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek total return exempt from federal income tax as is consistent with preservation of capital.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
The fund commenced operations on June 9, 2022.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the
SEMIANNUAL REPORT | JOHN HANCOCK Short Duration Municipal Opportunities Fund	17

Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of November 30, 2022, by major security category or type:
	Total value at 11-30-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Municipal bonds	$19,262,018	—	$19,262,018	—
Short-term investments	197,329	$197,329	—	—
Total investments in securities	$19,459,347	$197,329	$19,262,018	—
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the period ended November 30, 2022, the fund had no borrowings under the line of credit. Commitment fees for the period ended November 30, 2022 were $71.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
18	JOHN HANCOCK Short Duration Municipal Opportunities Fund | SEMIANNUAL REPORT

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, equivalent on an annual basis, to the sum of: (a) 0.370% of the ﬁrst $100 million of the fund’s aggregate average daily net assets, (b) 0.340% of the next $400 million of the fund’s aggregate average daily net assets, (c) 0.300% of the fund’s aggregate average daily net assets in excess of $500 million. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an afﬁliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the period ended November 30, 2022, this waiver amounted to 0.01% of the fund’s average daily
SEMIANNUAL REPORT | JOHN HANCOCK Short Duration Municipal Opportunities Fund	19

net assets, on an annualized basis. This arrangement expires on July 31, 2024, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee for the fund, or if necessary, make payment to the fund, in an amount equal to the amount by which the fund’s expenses exceed 0.43% of daily average net assets, on an annualized basis. Expenses means all the expenses of the fund, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class-specific expenses, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly, and short dividend expense. This arrangement expires on September 20, 2023, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the period ended November 30, 2022, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$270
Class C	290
Class I	262
Class	Expense reduction
Class R6	$103,794
Total	$104,616

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the period ended November 30, 2022, were equivalent to a net annual effective rate of 0.00% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the period ended November 30, 2022, amounted to an annual rate of 0.01% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
The fund’s Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class A and Class C shares. The current waiver agreement expires on September 30, 2023, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $24 and $26 for Class A and Class C shares, respectively, for the period ended November 30, 2022.
Sales charges. Class A shares may be subject to up-front sales charges. For the period ended November 30, 2022, no sales charges were assessed.
20	JOHN HANCOCK Short Duration Municipal Opportunities Fund | SEMIANNUAL REPORT

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $250,000 or more, and redeemed within 18 months of purchase are subject to a 0.50% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the period ended November 30, 2022, there were no CDSCs received by the Distributor for Class A and Class C shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the period ended November 30, 2022 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$60	$8
Class C	258	8
Class I	—	7
Class R6	—	914
Total	$318	$937
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Fund share transactions
Transactions in fund shares for the period ended November 30, 2022 were as follows:
	Period ended 11-30-22[1]
	Shares	Amount
Class A shares
Sold	5,764	$57,500
Distributions reinvested	3	27
Repurchased	(249)	(2,422)
Net increase	5,518	$55,105
SEMIANNUAL REPORT | JOHN HANCOCK Short Duration Municipal Opportunities Fund	21

	Period ended 11-30-22[1]
	Shares	Amount
Class C shares
Sold	8,657	$85,253
Distributions reinvested	8	81
Net increase	8,665	$85,334
Class I shares
Sold	5,000	$50,000
Net increase	5,000	$50,000
Class R6 shares
Sold	1,985,000	$19,850,000
Net increase	1,985,000	$19,850,000
Total net increase	2,004,183	$20,040,439

[1]	Period from 6-9-22 (commencement of operations) to 11-30-22. Unaudited.
Affiliates of the fund owned 91%, 58%, 100% and 100% of shares of Class A, Class C, Class I and Class R6 respectively, on November 30, 2022. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $36,416,991 and $16,782,128, respectively, for the period ended November 30, 2022.
Note 7—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	19,745	—	$903,069	$(705,782)	$(6)	$48	$741	—	$197,329
Note 8—Coronavirus (COVID-19) pandemic
The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.
22	JOHN HANCOCK Short Duration Municipal Opportunities Fund | SEMIANNUAL REPORT

SHAREHOLDER MEETING

(Unaudited)
The fund held a Special Joint Meeting of Shareholders on Friday, September 9, 2022. The following proposal was considered by the shareholders:
Proposal: To elect eight Trustees as members of the Board of Trustees of each of the Trusts.
THE PROPOSAL PASSED ON September 9, 2022.
	Total votes for the nominee	Total votes withheld from the nominee
Independent Trustees
James R. Boyle	56,327,164.688	2,265,903.139
Noni L. Ellison	56,619,881.161	1,973,186.666
Dean C. Garfield	56,377,686.100	2,215,381.727
Patricia Lizarraga	56,644,874.324	1,948,193.503
Frances G. Rathke	56,638,757.773	1,954,310.054

Non-Independent Trustees
Andrew G. Arnott	56,334,175.362	2,258,892.465
Marianne Harrison	56,636,627.472	1,956,440.355
Paul Lorentz	56,328,208.593	2,264,859.234
SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND	23

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

At a videoconference1 meeting held on March 22-24, 2022, the Board of Trustees (the Board) of John Hancock Municipal Securities Trust (the Trust), including all of the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), approved the establishment of John Hancock Short Duration Municipal Opportunities Fund (the New Fund). The Independent Trustees also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees.
This section describes the evaluation by the Board of:
(a)	an amendment to the advisory agreement between the Trust and John Hancock Investment Management LLC (the Advisory Agreement) with respect to the New Fund; and
(b)	an amendment to the subadvisory agreement between the Advisor and Manulife Investment Management (US) LLC (the Subadvisor) with respect to the New Fund (the Subadvisory Agreement).
In considering the Advisory Agreement and the Subadvisory Agreement with respect to the New Fund, the Board received in advance of the meeting a variety of materials relating to the New Fund, the Advisor and the Subadvisor, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services to be provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s anticipated revenues and costs of providing services to the New Fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. The Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor to the John Hancock Funds (the Funds), including quarterly performance reports prepared by management containing reviews of investment results. The information received and considered by the Board in connection with the March meeting and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of the non-advisory services, if any, to be provided to the New Fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the New Fund.
Throughout the process, the Board asked questions of and were afforded the opportunity to request additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed Advisory Agreement and Subadvisory Agreement and discussed the proposed Advisory Agreement and Subadvisory Agreement in private sessions with their independent legal counsel at which no representatives of management were present.

1On June 19, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the “Order”) pursuant to Sections 6(c) and 38(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), that temporarily exempts registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the Board’s May and June meetings were held via videoconference in reliance on the Order. This exemptive order supersedes, in part, a similar earlier exemptive order issued by the SEC.
24	JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND | SEMIANNUAL REPORT

Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the New Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors.
The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements for other Funds in prior years.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services to be provided to the New Fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the New Fund’s compliance programs, risk management programs, liquidity risk management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor will be responsible for the management of the day-to-day operations of the New Fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and also would be responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the New Fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services to be provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management of other Funds and the quality of the performance of the Advisor’s duties with respect to other Funds, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationships, the Advisor’s oversight and monitoring of the subadvisor’s investment performance and compliance programs, such as the subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the New Fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the New Fund, and bringing loss recovery actions on behalf of the New Fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the New Fund;
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(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the New Fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to provide a high quality of services under the Advisory Agreement with respect to the New Fund.
Investment performance. In connection with its consideration of the Advisory Agreement, the Board considered, at this and at prior meetings, the performance of other comparable funds or accounts, if any, managed by the Advisor and the performance of their respective benchmarks and/or peer groups. At the March Board meeting the Board also took into account a presentation from the Subadvisor’s portfolio managers regarding the proposed investment strategy for the New Fund as well as regarding the other municipal bond funds managed by the team. The Board also noted that it reviews at its regularly scheduled meetings information about the performance of other John Hancock Funds managed by the Advisor.
Fees and expenses. The Board reviewed the New Fund’s proposed management fees and net total expenses. The Board took into account management’s discussion of the New Fund’s anticipated expenses. The Board reviewed information provided by the Advisor concerning investment advisory fees charged to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the New Fund and the services they provide to other such comparable clients or funds.
The Board also took into account management’s discussion with respect to the proposed management fee and the fees of the Subadvisor, including the amount of the advisory fee to be retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor, and not the New Fund, would be responsible for paying the subadvisory fees. The Board also took into account that management has agreed to implement an overall fee waiver across a number of funds in the complex, including the New Fund, which is discussed further below. The Board also noted that the New Fund has breakpoints in its contractual management fee schedule that reduces the New Fund’s management fees as its assets increase.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	noted that because the New Fund had not yet commenced operations, no actual revenue, cost or profitability data was available, although the Board received information from the Advisor on its projected profitability with respect to the New Fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
26	JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND | SEMIANNUAL REPORT

(f)	considered that the Advisor will also provide administrative services to the New Fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor will provide transfer agency services and distribution services to the New Fund, and that the New Fund’s distributor will also receive Rule 12b-1 payments to support distribution of the New Fund;
(h)	noted that the Advisor will also derive reputational and other indirect benefits from providing advisory services to the New Fund;
(i)	noted that the subadvisory fee for the New Fund will be paid by the Advisor; and
(j)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it will provide to the New Fund and the risks that it will assume as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the New Fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized if the New Fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the New Fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the proposed advisory fee structure for the New Fund and concluded that: (i) the New Fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the New Fund; and (ii) although economies of scale cannot be measured with precision, these arrangements will permit shareholders of the New Fund to benefit from economies of scale if the New Fund grows. The Board also took into account management’s discussion of the New Fund’s advisory fee structure; and
(c)	the Board also considered the potential effect of the New Fund’s growth in size on its performance and fees. The Board also noted that if the New Fund’s assets increase over time, the New Fund may realize other economies of scale
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business;
(2)	the performance of comparable funds, as applicable, managed by the New Fund’s Subadvisor; and
(3)	the proposed subadvisory fee for the New Fund, including any breakpoints.
Nature, extent, and quality of services. With respect to the services to be provided by the Subadvisor, the Board received and reviewed information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as considered information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who will provide services to the New Fund. The Board
SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND	27

considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular periodic reviews of the Subadvisor and its operations in regard to the Funds, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities will include the development and maintenance of an investment program for the New Fund that is consistent with the New Fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the New Fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the New Fund. The Board also considered any potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the New Fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. The Board also considered the New Fund’s subadvisory fee as compared to similarly situated investment companies deemed to be comparable to the New Fund, as applicable
Subadvisor performance. As noted above, the Board considered performance results of comparable funds managed by the Subadvisor against an applicable benchmark. The Board also noted that it reviews at its regularly scheduled meetings information about the performance of other John Hancock Funds managed by the Subadvisor. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager, and may reasonably be expected to provide a high quality of investment management services to the New Fund;
(2)	the proposed subadvisory fees are reasonable in relation to the level and quality of services to be provided under the Subadvisory Agreement; and
(3)	that the subadvisory fees will be paid by the Advisor not the New Fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the New Fund in order to permit shareholders to benefit from economies of scale if the New Fund grows.
***
28	JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND | SEMIANNUAL REPORT

Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, concluded that approval of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the New Fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the amendment to the Advisory Agreement and the Subadvisory Agreement.
SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND	29

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
Peter S. Burgess*,#
William H. Cunningham*
Grace K. Fey
Noni L. Ellison^
Dean C. Garfield^
Marianne Harrison†
Deborah C. Jackson
Patricia Lizarraga*,^
Paul Lorentz‡
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
Dennis DiCicco
Adam A. Weigold, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

† Non-Independent Trustee
* Member of the Audit Committee
# Mr. Burgess is retiring effective December 31, 2022.
^ Elected to serve as Independent Trustee effective as of September 9, 2022.
‡ Elected to serve as Non-Independent Trustee effective as of September 9, 2022.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
30	JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND | SEMIANNUAL REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock International High Dividend ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Preferred Income ETF
John Hancock U.S. High Dividend ETF
ENVIRONMENTAL,SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Short Duration Municipal Opportunities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF2630402	489SA 11/22
1/2023

ITEM 2. CODE OF ETHICS.

(a)Not Applicable

(b)Not Applicable

(c)Not Applicable

(d)Not Applicable

(e)Not Applicable

(f)Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)Not Applicable

(b)Not Applicable

(c)Not Applicable

(d)Not Applicable

(e)Not Applicable

(f)Not Applicable

(g)Not Applicable

(h)Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)Not Applicable

(b)Not Applicable

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED- END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

(a)The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N- CSR. See attached "John Hancock Funds – Nominating and Governance Committee Charter".

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 13. EXHIBITS.

(a)(1) Not applicable

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds – Nominating and Governance Committee Charter".

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Municipal Securities Trust

By:	/s/ Andrew Arnott
Andrew Arnott
President
Date:	January 6, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President
Date:	January 6, 2023
By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer
Date:	January 6, 2023